                                       Registration No. 2-93177
                                                             File No. 811-4108

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment No. __                                       [ ]

      Post-Effective Amendment No. 40                                      [X]
                                   --

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940                                                                [X]

Amendment No. 36                                                           [X]
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                      Oppenheimer Variable Account Funds
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924

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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200

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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[   ] On ___________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[X  ] On May 1, 2003, pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Global Securities Fund/VA
A series of Oppenheimer Variable
Account Funds                            Oppenheimer Global Securities Fund/VA
                                         is a mutual fund that seeks long-term
Prospectus dated May 1, 2003             capital appreciation by investing a
                                         substantial portion of assets in
                                         securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations that
                                         are considered to have appreciation
                                         possibilities.  It invests mainly in
                                         common stocks of U.S. and foreign
                                         issuers.
                                             Shares of the Fund are sold only
                                         as the underlying investment for
                                         variable life insurance policies,
                                         variable annuity contracts and other
                                         insurance company separate accounts. A
                                         prospectus for the insurance product
                                         you have selected accompanies this
                                         Prospectus and explains how to select
                                         shares of the Fund as an investment
                                         under that insurance product, and
                                         whether you are only eligible to
                                         purchase Service shares of the Fund.
As with all mutual funds, the                This Prospectus contains important
Securities                               information about the Fund's
and Exchange Commission has not          objective, its investment policies,
approved or disapproved the Fund's       strategies and risks.  Please read
securities nor has it determined that    this Prospectus (and your insurance
this Prospectus is accurate or           product prospectus) carefully before
complete.                                you invest and keep them for future
It is a criminal offense to represent    reference about your account.
otherwise.

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Contents

            About the Fund
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            The Fund's Objective and Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            About the Fund's Investments

            How the Fund is Managed

            Investing in the Fund
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            How to Buy and Sell Shares

            Dividends, Capital Gains and Taxes

            Financial Highlights

About the Fund

The Fund's Objective and Investment Strategies

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What Is the Fund's Investment Objective? The Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
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What Does the Fund Mainly Invest In?  The Fund invests mainly in common stocks, and can also buy other equity securities, including preferred stocks and securities convertible into common stock. The Fund buys securities of issuers in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.  However, the Fund's investment Manager,
OppenheimerFunds, Inc., currently emphasizes investments in developed markets.

      The Fund has no requirements to allocate its investments in any set percentages in any particular countries, but normally will invest in at least three countries (one of which may be the United States).  Typically the Fund invests in a number of different countries.

      The Fund can invest in securities of issuers in any market capitalization range. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

      |X|  How Does the Portfolio Manager Decide What Securities to Buy or
Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

      The portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing.
The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

o     companies of small-, medium- and large-capitalization ranges worldwide,
o     stocks to provide growth opportunities, and
o     companies with strong competitive positions and high demand for their products or services.

      In applying these and other selection criteria, the portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently employed include technological change, demographic/geopolitical change, and changing resource needs. The Fund does not invest a fixed or specific amount of its assets in any one sector, and these themes and this strategy may change over time.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that normally has substantial investments in foreign securities.  Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments and investments in foreign securities.  Since the Fund does not invest with the goal of seeking income, and its current income will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

      |X|  Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily on common stocks for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry using its "global themes" strategy, its share values may fluctuate in response to events affecting that industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

      |X|  Risks of Foreign Investing.  The Fund expects to invest
substantial amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

      |X| There are Special Risks in Using Derivative Investments. The Fund
can use derivatives to seek increased returns or to try to hedge investment risks.  In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  Options, futures, and forward contracts are examples of derivatives.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund's share prices could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share.  Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      In the short term, domestic and foreign stock markets can be volatile, and the prices of the Fund's shares can go up and down substantially. The
Fund does not invest in debt securities to try to reduce the volatility of its share prices. The Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stocks, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks or stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

      The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance from year to year for the last 10 years and by showing how the average annual total returns for 1, 5 and 10 years or life of class of the Fund's two existing classes of shares compare to those of a broad-based market index. Because
Class 3 shares were recently made available, no performance information is available for that share class. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/03 through 3/31/03, the Fund's cumulative return (not annualized) was _____%.  Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.  During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 36.93% (4th Q '99) and the lowest return (not annualized) for a calendar quarter was -18.34% (3rd Q '02).

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Average       Annual
Total   Returns  for                           5 Years            10 Years
the  periods   ended       1 Year         (or life of class   (or life of class
December 31, 2002                             if less)            if less)

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Oppenheimer Global
Securities Fund/VA
(inception 11/12/90)       -22.13%              5.41%              11.91%

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Morgan Stanley
World Index                -19.54%             -1.76%              6.69%1

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Oppenheimer Global
Securities Fund/VA         -22.37%             -16.93%               N/A
Service Share Class
(inception 7/13/00)

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1.    From 12/31/91

The Fund's average annual total returns measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund is compared to the Morgan Stanley Capital
International World Index, an unmanaged index of equity securities listed on stock exchanges of 20 foreign countries and the U.S.  The index performance includes the reinvestment of income but does not reflect transaction costs.
The Fund's investments vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

Fees and Expenses of the Fund

The  following  tables  are  provided  to help  you  understand  the  fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses  directly for  management  of its assets,  administration, distribution of its shares and other  services.  Those expenses are subtracted from the Fund's  assets to  calculate  the Fund's net asset  values per share.
All shareholders  therefore pay those expenses  indirectly.  The numbers below are based on the Fund's  expenses  during its fiscal year ended  December  31,
2002.

Please refer to the  accompanying  prospectus of the  participating  insurance company for  information  on initial or  contingent  deferred  sales  charges, additional  exchange fees or redemption  fees,  and other charges and fees for that variable life  insurance  policy,  variable  annuity or other  investment product.  Those  charges  and fees are not  reflected  in either of the tables below.

Shareholder Fees (fees paid directly from your investment)
(% of average daily net assets)

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                                   Non-Service   Service Shares  Class 3 Shares
                                     Shares

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Redemption Fee*                       None            None             1%*

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Exchange Fee*                         None            None             1%*

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* The Fund  assesses  a 1% fee on the  proceeds  of  Class 3  shares  that are redeemed  (either by selling or  exchanging to another  Oppenheimer  fund or other  investment  option  offered  through your variable life  insurance or variable annuity contract) within 60 days of their purchase.

The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. The Fund does not charge contingent deferred sales charges.

Annual Fund Operating Expenses (deducted from Fund assets):
1.    (% of average daily net assets)

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                                 Non-Service    Service Shares  Class 3 Shares
                                    Shares

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Management Fees                     0.65%            0.65%            N/A

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Distribution    and    Service       N/A             0.25%            N/A
(12b-1) Fees

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Other Expenses                      0.02%            0.02%            N/A

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Total     Annual     Operating      0.67%            0.92%            N/A
Expenses

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Expenses  may vary in future  years.  "Other  expenses"  in the table  include transfer  agent fees,  custodial  fees,  and accounting and legal expenses the
Fund pays. The Fund's transfer agent has voluntarily  agreed to limit transfer and  shareholder  servicing agent fees to 0.35% per fiscal year, for all three classes.  That  undertaking  may be amended or withdrawn at any time.  For the
Fund's fiscal year ended  December 31, 2002,  the transfer  agent fees did not exceed the expense  limitation  described  above.  For a portion of the Fund's prior fiscal year,  the Service class service fee was 0.15% and actual service class  12b-1 fees paid by the Fund  during  that  period was 0.23%,  and total annual operating expenses were 0.90%.

EXAMPLE.  The  following  example is  intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The  example  assumes  that you  invest  $10,000 in shares of the Fund for the time periods  indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment  has a 5% return each year and that the  Fund's  operating  expenses  remain the same.  Your  actual costs may be higher or lower,  because  expenses will vary over time. Based on these  assumptions  your  expenses  would be as  follows,  whether  or not you redeem your investment at the end of each period:

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                              1 Year      3 Years     5 Years     10 Years

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Non-Service Shares             $68         $214        $373         $835

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Service Shares                 $94         $293        $509        $1,131

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Class 3 Shares                 N/A          N/A         N/A          N/A

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About the Fund's Investments

The Fund's Principal Investment Policies.  The allocation of the Fund's portfolio among  different types of investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its total assets in any one industry.

      |X| Stock Investments.  The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential.  The Fund invests primarily in a diversified portfolio of common stocks (and may buy other equity securities) of issuers that may be of small, medium or large size.  Equity securities include common stocks, preferred stocks and securities convertible into common stock. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the
Manager's investment decision than in the case of other debt securities.
Nevertheless, convertible debt securities are subject to both "credit risk"
(the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the security will be affected inversely by changes in prevailing interest rates).  If the
Fund buys convertible securities, it will focus primarily on investment-grade securities.

      |_| Cyclical Opportunities. The Fund may also seek to take advantage of changes in the business cycle at home and abroad by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

      |_| Industry Focus. At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its total assets in investments in any one industry.

      |X| Special Risks of Emerging and Developing Markets.  Securities of
issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets.  Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.  Settlements of trades may be subject to greater delays so that the
Fund might not receive the proceeds of a sale of a security on a timely basis.  These investments may be very speculative.

      These countries might have less developed trading markets and exchanges.  Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country.  Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes.  Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

      |X|  Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the
Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act
that apply to publicly-sold mutual funds.

      Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

      |X| Can the Fund's Investment Objective and Policies Change?  The
Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.
The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of
Additional Information. An investment policy is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

      |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective.  It might have a turnover rate in excess of
100% annually.  Portfolio turnover affects brokerage costs the Fund pays. The
Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them.  These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

      |X|  Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of
1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X|  Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments.  In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the
Fund might use may be considered "derivative investments."  In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

      Markets, underlying securities and indices might move in a direction not anticipated by the Manager.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  As a result of these risks the Fund could realize less principal or income from the investment than expected.  Certain derivative investments held by the
Fund may be illiquid.

      |X|  Hedging.  The Fund can buy and sell forward contracts, futures contracts, and put and call options, including options on futures and broadly-based securities indices.  These are all referred to as "hedging instruments."  The Fund is not required to hedge to seek its objective. The
Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

      The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.
The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

      |X| Repurchase Agreements.  The Fund can enter into repurchase
agreements.  In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.
Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.  There is no limit on the amount of the
Fund's net assets that may be subject to repurchase agreements of seven days or less.

|X|   Temporary Defensive and Interim Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principle investment strategies.  These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January, 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of  September 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts.

      |X|  Portfolio Manager.  The portfolio manager of the Fund is William
L. Wilby. He is a Vice President of the Fund and a Senior Vice President of
the Manager (since July 1994). He has been the person principally responsible for the day-to-day management of the Fund's portfolio since December 1995.
Mr. Wilby also serves as a Senior Vice President of HarbourView Asset
Management Corporation (since May 1999); a Senior Investment Officer,
Director of International Equities (since May 2000) of the Manager; and an officer and portfolio manager for other Oppenheimer funds. He was formerly
Vice President of the Manager (October 1991 - July 1994) and of HarbourView
Asset Management Corporation (June 1992 - May 1999).

      |X|  Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next
$200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 2002, was 0.65% of the Fund's average annual net assets for each class of shares.

      |X|  Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

      The Fund's Board of Trustees has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interest of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.  Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. That prospectus will indicate whether you are only eligible to purchase Class 3 shares or Service shares of the
Fund. The Fund reserves the right to refuse any purchase order when the
Manager believes it would be in the Fund's best interest to do so. Class 3 shares are currently offered only as an investment option through separate accounts offered by certain insurance companies. Please refer to the accompanying prospectus of the participating insurance company for more details.

      |X| Market Timers.  The Fund has instructed its participating  insurance companies  that it may  restrict  or  refuse  investments  by  their  separate accounts from market timers.  "Market  timers"  include persons whose separate account  transactions  have, or have attempted (i) an exchange out of the Fund within two weeks of an earlier  exchange  request,  (ii)  exchanges out of the
Fund  more than  twice in any  calendar  quarter,  (iii) an  exchange  of Fund shares  equal  to at least  $5  million,  or more  than 1% of the  Fund's  net assets,  or (iv) other  transactions in Fund shares that demonstrated a timing pattern.  Separate  accounts  under  common  ownership or control are combined for  these  limits.  There  can be no  assurance  that all such  participating insurance  companies  will be successful in  controlling  investments in their respective separate accounts by market timers.

------------------------------------------------------------------------------
Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only
                                                                       ----
from your participating insurance company or its servicing agent. The Fund's
Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer
Agent.
------------------------------------------------------------------------------

      |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which
Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

      The net asset value per share is determined as of the close of The New
York Stock Exchange on each day that the exchange is open for trading
(referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of
Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.

      The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract or policy owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by
9:30 A.M. on the next regular business day at the offices of its Transfer
Agent in Colorado.

     |X| Classes of Shares. The Fund offers three different classes of shares. The class of shares designated as Service shares are subject to a distribution and service plan.  The impact of the expenses of that plan on
Service shares is described below.  The class of shares that are not subject to a plan has no class name designation. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

     |X|  Distribution and Service Plan for Service shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay the distributor, for distribution related services for the Fund's Service shares.
Under the Plan, payments are made quarterly at an annual rate of up to 0.25%
of the average annual net assets of Service shares of the Fund.  The distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares.  The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

How Are Shares Redeemed?  As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

      The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the
Fund receives the order from the insurance company, generally by 9:30 A.M.
the next regular business day at the office of its Transfer Agent in
Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

      The Fund assesses a 1% fee on the proceeds of Class 3 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase.  The redemption fee is paid to the Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.  The redemption fee is imposed to the extent that Class 3 shares redeemed exceed Class 3 shares that have been held more than 60 days. For
Class 3 shares of the Fund acquired by exchange, the holding period prior to the exchange is not considered in determining whether to apply the redemption fee.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March. Dividends and distributions will generally be lower for Service shares, which normally have higher expenses. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

      All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

     This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's financial  performance for its non-service shares for the past five fiscal years and  since  inception  for its  service  shares.  Certain  information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming  reinvestment  of all dividends and  distributions).  This
information  has  been  audited  by  Deloitte  &   Touche  LLP,  the  Fund's
independent auditors,  whose report, along with the Fund's financial statements, is included in the  Statement of Additional  Information,  which is available on request.

INFORMATION AND SERVICES
For More Information on Oppenheimer Global Securities Fund/VA

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders.
The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund, or instructions on how to contact the sponsor of your insurance product:
---------------------------------------------------------------------------

By Telephone

---------------------------------------------------------------------------
Call OppenheimerFunds Services toll-free:
1.800.981.2871

By Mail
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after
                              -----------
payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.
The Fund's SEC File No.: 811-4108

PR0485.001.0503
Printed on recycled paper.

Appendix to Prospectus of
Oppenheimer Global Securities Fund/VA
(a series of Oppenheimer Variable Account Funds)

      Graphic material included in the Prospectus of Oppenheimer Global
Securities Fund/VA (the "Fund") under the heading "Annual Total Return
(as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses.  Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                               Annual Total Returns
-----                               --------------------

12/31/93                                  70.32%
12/31/94                                  -5.72%
12/31/95                                   2.24%
12/31/96                                  17.80%
12/31/97                                  22.42%
12/31/98                                  14.11%
12/31/99                                  58.48%
12/31/00                                    5.09%
12/31/01                                  -12.04%
12/31/02                                  -22.13%

PRE>
------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112
1.800.981.2871

Statement of Additional  Information  dated May 1, 2003

OPPENHEIMER  VARIABLE  ACCOUNT FUNDS (the  "Trust") is an  investment  company consisting of 11 separate Funds (the "Funds"):

Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Bond Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street(R)Growth  Income Fund/VA
Oppenheimer Main Street(R)Small Cap Fund/VA
      (named "Oppenheimer Small Cap Growth Fund" prior to May 1, 2001)
Oppenheimer Money Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Strategic Bond Fund/VA
Oppenheimer Value Fund/VA

Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the Prospectuses for the Funds and for the insurance products you have selected.

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Funds and the Trust, and supplements information in the Funds' Prospectuses dated May 1, 2003.  It should be read together with the Prospectuses. You can obtain a Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box
5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                        Page
About the Funds
Additional Information About the Funds' Investment Policies and Risks..
    The Funds' Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Other Investment Restrictions......................................
How the Funds are Managed .............................................
    Organization and History...........................................
    Board of Trustees and Oversight Committees.........................
    Trustees and Officers of the Funds.................................
    The Manager........................................................
Brokerage Policies of the Funds........................................
Distribution and Service Plans (Service Shares Only)...................
Performance of the Funds...............................................

About Your Account
How To Buy and Sell Shares.............................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Funds.................................

Financial Information About the Funds *

*This Statement of Additional Information is available via internet websites, in two parts. This text comprises the first part.  The second part contains the Independent Auditors' Reports and Financial Statements for each Fund.
Since Oppenheimer Value Fund/ VA recently commenced operations, there are no reports or Financial Statements currently available for that Fund.  The two parts should be read together with the Prospectuses for the Funds and for the insurance products you have selected. These documents can be viewed or downloaded online with Adobe Acrobat Reader.  Call 1.888.470.0861 if you want the domain name of an insurance sponsor's website that displays this
Statement of Additional Information online, if you have technical difficulties, or to request a paper copy of this Statement of Additional
Information at no charge.

------------------------------------------------------------------------------
ABOUT THE FUNDS
------------------------------------------------------------------------------

Additional Information About the Funds' Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Funds are described in the Funds' Prospectuses. This
Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Funds'
investment Manager, OppenheimerFunds, Inc., can select for the Funds.
Additional information is also provided about the strategies that each Fund may use to try to achieve its objective. The full name of each Fund is shown on the cover page, after which the word "Oppenheimer" is omitted from these names to conserve space.

The Funds' Investment Policies. The composition of the Funds' portfolios and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques and strategies described below at all times in seeking their goals. They may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Funds' portfolios, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things:
o     evaluation of the issuer's historical operations,
o     prospects for the industry of which the issuer is part,
o     the issuer's financial condition,
o     its pending product developments and business (and those of competitors),
o     the effect of general market and economic conditions on the issuer's business, and
o     legislative proposals that might affect the issuer.

      The Funds are categorized by the types of investment they make.
Aggressive Growth Fund/VA, Capital Appreciation Fund/VA, Global Securities
Fund/VA, Main Street(R)Small Cap Fund/VA, and Value Fund/VA can be categorized as "Equity Funds."  High Income Fund/VA, Bond Fund/VA, and Strategic Bond
Fund/VA can be categorized as "Fixed Income Funds."  Multiple Strategies
Fund/VA and Main Street(R)Growth  Income Fund/VA share the investment characteristics (and certain of the Investment Policies) of both the Equity
Funds and the Fixed Income Funds, depending upon the allocations determined from time to time by their portfolio managers.  The allocation of Main
Street(R)Growth  Income Fund/VA's portfolio to equity securities is generally substantially larger than its allocation to fixed-income securities. Money
Fund/VA's investment policies are explained separately; however, discussion below about investment restrictions, repurchase agreements, illiquid securities and loans of portfolio securities also apply to Money Fund/VA.

      |X|         Investments in Equity Securities. The Equity Funds focus
their investments in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income. At times, a Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the
Manager's use of its investment strategies and its judgment of where the best market opportunities are to seek a Fund's objective.

      Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that a Fund has investments in smaller capitalization companies at times of market volatility, that Fund's share prices may fluctuate more. Those investments may be limited to the extent the
Manager believes that such investments would be inconsistent with the goal of preservation of principal.

o     Growth Investing.  In selecting equity investments, the portfolio managers for the Equity Funds may from time to time use a growth investing style, a value investing style, or a combination of both. In using a growth approach, the portfolio managers seek securities of "growth" companies.
Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies, as well as, newer companies in the development stage. Growth companies may have a variety of characteristics that in the Manager's view define them as "growth" issuers.

      Growth companies may be generating or applying new technologies, new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.

o     Value Investing. In selecting equity investments, the portfolio managers for the Equity Funds in particular may from time to time use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios, rather than seeking stocks of "growth" issuers. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that a Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures that can be used to identify these securities include, among others:
o     Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/book value ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
o     Dividend Yield is measured by dividing the annual dividend by the stock price per share.
o     Valuation of Assets, which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

o     Convertible Securities.  While convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as
"equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.
Convertible securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
      (1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

o     Rights and Warrants.  The Funds may invest in warrants or rights. They do not expect that their investments in warrants and rights will exceed 5% of their total assets. That limit does not apply to warrants and rights that the
Funds have acquired as part of units of securities or that are attached to other securities. No more than 2% of Value Fund/VA's total assets may be invested in warrants that are not listed on either The New York Stock
Exchange or The American Stock Exchange.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|         Preferred Stocks. Preferred stocks are equity securities
but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

      |X|         Investments in Bonds and Other Debt Securities.  The Fixed
Income Funds in particular can invest in bonds, debentures and other debt securities to seek current income as part of their investment objectives.

      A Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., ("Moody's") or at least "BBB" by Standard  Poor's Rating
Services ("S&P") or Fitch, Inc. ("Fitch") or that have comparable ratings by another nationally recognized rating organization. In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities that a Fund buys are unrated, to be considered part of a Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

o     U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of
U.S. government agencies or instrumentalities in which the Funds may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Funds will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of one to 10 years), and Treasury bonds (maturities of more than 10 years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and
Treasury Inflation-Protection Securities ("TIPS").

o     Treasury Inflation-Protection Securities. The Funds can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price
Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association ("GNMA") pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

|X|   U.S. Government Mortgage-Related Securities. The Funds can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

o     GNMA Certificates.  The Government National Mortgage Association is a
wholly-owned corporate instrumentality of the United States within the U.S.
Department of Housing and Urban Development.  GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages.  Ginnie Maes are debt securities representing an interest in one mortgage or a pool of mortgages that are insured by the Federal Housing
Administration or the Farmers Home Administration or guaranteed by the
Veterans Administration.

      The Ginnie Maes in which the Funds invest are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie
Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Funds are guaranteed as to timely payment of principal and interest by GNMA.  In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments.  If the issuers fail to make those payments, GNMA will do so.

      Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools.  An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit."  GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against
GNMA.  Holders of Ginnie Maes (such as the Funds) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Funds are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on one-to-four family dwellings underlying certain Ginnie
Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o     Federal Home Loan Mortgage Corporation ("FHLMC") Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans.  FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and
(iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the
                    mortgage loans in the pool represented by the FHLMC
                    Certificate, in each case whether or not such amounts are
                    actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

o     Federal  National  Mortgage   Association   (Fannie  Mae)  Certificates.
Fannie Mae, a  federally-chartered  and  privately-owned  corporation,  issues
Fannie Mae Certificates  which are backed by a pool of mortgage loans.  Fannie
Mae guarantees to each registered  holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's  proportionate  interest in scheduled principal and interest payments,  and any principal  prepayments, on the  mortgage  loans  in the pool  represented  by such  Certificate,  less servicing and guarantee fees, and the holder's  proportionate  interest in the full principal amount of any foreclosed or other liquidated  mortgage loan. In each case the  guarantee  applies  whether or not those  amounts are  actually received.  The  obligations of Fannie Mae under its guarantees are obligations solely of Fannie  Mae and are not  backed by the full  faith and credit of the
United  States or any of its agencies or  instrumentalities  other than Fannie
Mae.

|X|   Zero-Coupon U.S. Government Securities.  The Funds may buy zero-coupon
U.S. government securities. These will typically be U.S. Treasury Notes and
Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      A Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

o     Special Risks of Lower-Grade Securities. Because lower-grade securities tend to offer higher yields than investment grade securities, a Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for a Fund's portfolio).

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      While securities rated "Baa" by Moody's or "BBB" by Standard  Poor's or Fitch are investment-grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.  Definitions of the debt security ratings categories of
Moody's, Standard  Poor's and Fitch are included in Appendix A to this
Statement of Additional Information.

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Funds buy them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Funds' net asset values will be affected by those fluctuations.

      |X|   Floating Rate and Variable Rate Obligations.  Some securities the
Funds can purchase have variable or floating interest rates.  Variable rates are adjusted at stated periodic intervals.  Variable rate obligations can have a demand feature that allows the Funds to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated
prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Funds' quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days' notice to the holder.

      |X|   Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans.  They are issued by trusts or special-purpose corporations.  They are similar to mortgage-backed securities, described below, and are backed by a pool of assets that consist of obligations of individual borrowers.  The income from the pool is passed through to the holders of participation interest in the pools.  The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due.  However, the enhancement, if any, might not be for the full par value of the security.  If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, that Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted.  The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed security, a
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described below. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

      |X|         Mortgage-Related Securities.  Mortgage-related securities
(also referred to as mortgage-backed securities) are a form of derivative investment collateralized by pools of commercial or residential mortgages.
Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer). Privately issued mortgage-related securities have some credit risk, as the underlying mortgage may not fully collateralize the obligation and full payment of them is not guaranteed.  Both types of mortgage-related securities are subject to interest rate risks and prepayment risks, as described in the Prospectuses.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fixed
Income Funds and Value Fund/VA can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of that Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium that Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, that Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on a Fund's mortgage-related securities were to decrease broadly, that Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

o     Forward Rolls.  The Funds can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls").  In this type of transaction, a Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity)
at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.  Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to a Fund in excess of the yield on the securities that have been sold.

      The Funds will only enter into "covered" rolls.  To assure its future payment of the purchase price, the Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

o     Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
            Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
            Administration or guaranteed by the Department of Veterans'
            Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      |X|         Foreign Securities. The Equity Funds and the Fixed Income
Funds may invest in foreign securities, and Global Securities Fund/VA expects to have substantial investments in foreign securities. These include equity securities issued by foreign companies and debt securities issued or guaranteed by foreign companies or governments, including supra-national entities.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S.
government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Value
Fund/VA can purchase up to 25% of its total assets in certain equity and debt securities issued or guaranteed by foreign companies or of foreign governments or their agencies and as stated in the Prospectus, the Fund does not concentrate 25% or more of its total assets in the securities of any one foreign government.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of a Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Funds may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Funds have available for distribution.  Because a portion of the Funds' investment income may be received in foreign currencies, the Funds will be required to compute their income in U.S. dollars for distribution to shareholders, and therefore the Funds will absorb the cost of currency fluctuations.  After the
Funds have distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers.  They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.  The Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fixed Income Funds may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American
Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings.  A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income.  There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fixed Income Funds can invest in U.S. dollar-denominated "Brady
Bonds."  These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds.  They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity.
Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds.  The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds.  The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course.  Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

o     Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, currency devaluation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

            In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.
The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

      The Funds, except for Value Fund/VA, intend to invest less than 5% of their total assets in securities of issuers of Eastern European countries.
The social, political and economic reforms in most Eastern European countries are still in their early stages, and there can be no assurance that these reforms will continue. Eastern European countries in many cases do not have a sophisticated or well-established capital market structure for the sale and trading of securities.  Participation in the investment markets in some of those countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

      In addition, although investment opportunities may exist in Eastern
European countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring. As a result investment opportunities which may currently exist may be threatened.

      The prior authoritarian governments of a number of the Eastern European countries previously expropriated large amounts of real and personal property, which may include property which will be represented by or held by entities issuing the securities a Fund might wish to purchase.  In many cases, the claims of the prior property owners against those governments were never finally settled.  There can be no assurance that any property represented by or held by entities issuing securities purchased by a Fund will not also be expropriated, nationalized, or confiscated.  If that property were confiscated, a Fund could lose a substantial portion of its investments in such countries.  A Fund's investments could also be adversely affected by exchange control regulations imposed in any of those countries.

      |X|         Portfolio Turnover.  "Portfolio turnover" describes the
rates at which the Funds traded their portfolio securities during their last fiscal year.  For example, if a Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Funds' portfolio turnover rates will fluctuate from year to year, and any of the Funds may have portfolio turnover rates of more than 100% annually.

Other Investment Techniques and Strategies. In seeking their respective objectives, the Funds may from time to time use the types of investment strategies and investments described below. They are not required to use all of these strategies at all times, and at times may not use them.

      |X|         Investing in Small, Unseasoned Companies. The Funds may
invest in securities of small, unseasoned companies, subject to limits (if any) stated in that Fund's Prospectus.  These are companies that have been in operation for less than three years, including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices. They may have a limited trading market or no trading market, which may adversely affect the Funds' ability to value them or to dispose of them and can reduce the price the Funds might be able to obtain for them.
Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Funds are attempting to dispose of their holdings of that security. In that case, a
Fund might receive a lower price for its holdings than might otherwise be obtained.

      |X|         When-Issued and Delayed-Delivery Transactions (All
Portfolios).   The Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" or "forward commitment" basis.  When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Funds. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to that portfolio from the investment.  No income begins to accrue to the Funds on a when-issued security until the Funds receive the security at settlement of the trade.

      The Funds will engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When a Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause that Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When a Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage.  Although a Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery against a forward commitment, it may incur a gain or loss.

      At the time a Fund makes the commitment to purchase or sell a security on a when-issued or delayed delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining that
Fund's net asset value.  In a sale transaction, it records the proceeds to be received. That Fund will identify on its books liquid assets at least equal in value to the value of that Fund's purchase commitments until that Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|         Zero-Coupon Securities. The Fixed Income Funds may buy
zero-coupon and delayed interest securities, and "stripped" securities of foreign government issuers, which may or may not be backed by the "full faith and credit" of the issuing foreign government, and of domestic and foreign corporations.  The Fixed Income Funds and Value Fund/VA may also buy zero-coupon and "stripped" U.S. government securities. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

      |X|         "Stripped" Mortgage-Related Securities. The Fixed Income
Funds and Value Fund/VA can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages.  If the underlying mortgages experience greater than anticipated prepayments of principal, that Fund might not fully recoup its investment in an I/O based on those assets.  If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

      |X|         Repurchase Agreements. The Funds may acquire securities
subject to repurchase agreements.  They may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Funds buy a security from, and simultaneously resell it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities.  They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to each Fund's limit on holding illiquid investments. No Fund will enter into a repurchase agreement that causes more than 15% of its net assets
(for Value Fund/VA and Money Fund/VA, 10%) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less for defensive purposes.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Funds' repurchase agreements require that at all times while the repurchase agreements are in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The
Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Funds, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the
Fund's entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|         Illiquid and Restricted Securities.  Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Funds' investments. To enable a
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, that Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When a Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. That Fund would bear the risks of any downward price fluctuation during that period.

      The Funds may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit a Fund's ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

      The Funds have limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Funds' holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|         Loans of Portfolio Securities.  To raise cash for liquidity purposes or income, the Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's
Board of Trustees. Except for Oppenheimer Value Fund/VA, these loans are limited to not more than 10% of the value of that Fund's net assets. The
Funds currently do not intend to engage in loans of securities in the coming year, but if they do so, such loans will not likely exceed 5% of that Fund's
total assets.   The Funds may also lend up to 5% of that Fund's net assets to an affiliated fund, for not more than seven days. The restrictions on making loans of portfolio securities do not apply to Oppenheimer Value Fund/VA.

      There are some risks in connection with securities lending.  The Funds might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The
Funds must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, or securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which that Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the
Funds.

      When they lend securities, that Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  That
Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans.  The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X|         Borrowing for Leverage. Each Fund has the ability to borrow from banks on an unsecured basis.  Each Fund has undertaken to limit borrowing to 25% of the value of that Fund's net assets, which is further limited to 10% if borrowing is for a purpose other than to facilitate redemptions.  Investing borrowed funds in portfolio securities is a speculative technique known as "leverage."  The Funds cannot borrow money in excess of 33-1/3% of the value of that Fund's total assets.  The Funds may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Funds can borrow only if they maintain a 300%
ratio of assets to borrowings at all times in the manner set forth in the
Investment Company Act. If the value of that Fund's assets fails to meet this
300% asset coverage requirement, that Fund will reduce its bank debt within three days to meet the requirement.  To do so, that Fund might have to sell a portion of its investments at a disadvantageous time.

      A Fund will pay interest on these loans, and that interest expense will raise the overall expenses of that Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.  Additionally, that Fund's net asset values per share might fluctuate more than that of funds that do not borrow.  Currently, the Funds do not contemplate using this technique in the next year but if they do so, it will not likely be to a substantial degree.

|X|   Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the
Securities and Exchange Commission ("SEC"), the Funds may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex.
Borrowing money from affiliated funds may afford a Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow a Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  Implementation of interfund lending will be accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund Borrowing. A Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party.  To assure that the Funds will not be disadvantaged by borrowing from an affiliated fund, certain safeguards may be implemented.  Examples of these safeguards include the following:
o     the Funds will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan
               rates;
o     the Funds' borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and  a pre-established formula based on quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the Funds;
o     if the Funds have outstanding borrowings from all sources greater than
               10% of its total assets, then the Funds must secure each
               additional outstanding interfund loan by segregating liquid assets of the Funds as collateral;
o     the Funds cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Funds; and
o     the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the Funds' participation is appropriate.

      There is a risk that a borrowing fund could have a loan called on one day's notice.  In that circumstance, the Funds might have to borrow from a bank at a higher interest cost if money to lend were not available from another Oppenheimer fund.

o     Interfund Lending. To assure that the Funds will not be disadvantaged by making loans to affiliated funds, certain safeguards will be implemented.
Examples of these safeguards include the following:
o              the Funds will not lend money to affiliated funds unless the interest rate on such loan is determined to be reasonable
               under the circumstances;
o     the Funds may not make interfund loans in excess of 15% of its net assets;
o     an interfund loan to any one affiliated fund shall not exceed 5% of the
               Funds net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager will provide the Trustees reports on all interfund loans demonstrating that the Funds' participation is appropriate and that the loan is consistent with its investment objectives and policies.

      When the Funds lend  assets to another  affiliated  fund,  the Funds are subject to the credit that the borrowing fund fails to repay the loan.

      |X|         Derivatives.  The Funds can invest in a variety of
derivative investments for hedging purposes. Some derivative investments the
Funds can use are the hedging instruments described below in this Statement of Additional Information.  The Equity Funds do not use, and do not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and they are not obligated to use them in seeking their objectives.

      Other derivative investments the Fixed Income Funds can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index.  Currency-indexed securities are another derivative these Funds may use.  Typically, these are short-term or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fixed Income Funds can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      Hedging.  Although the Funds can use hedging instruments, they are not obligated to use them in seeking their objective. To attempt to protect against declines in the market value of the Funds' portfolio, to permit the
Funds to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.  Covered calls may also be used to increase the Funds' income, but the Manager does not expect to engage extensively in that practice.

      The Funds can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities.  In that case the Funds would normally seek to purchase the securities and then terminate that hedging position.  The Funds might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Funds could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Funds' strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Funds can use are described below.  The
Funds may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Funds'
investment objective and are permissible under applicable regulations governing the Funds.

o     Futures.  The Funds can buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2) bond indices (these are referred to as "bond index futures"),
(3) debt securities (these are referred to as "interest rate futures"), (4)
foreign currencies (these are referred to as "forward contracts") and (5)
commodity contracts (these are referred to as commodity futures).

      A broadly-based stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a particular industry or group of industries.  A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.  A stock index cannot be purchased or sold directly.  Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index.  These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction.  There is no delivery made of the underlying securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      No money is paid or received by the Funds on the purchase or sale of a future.  Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Funds' custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on that Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Funds may elect to close out their position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund.  Any loss or gain on the future is then realized by that Fund for tax purposes.  All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options.  The Funds can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options.  The Funds can write (that is, sell)
covered calls. If a Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable that Fund to satisfy its obligations if the call is exercised.  Up to 100% of a Fund's total assets may be subject to calls that Fund writes.

      When a Fund writes a call on a security, it receives cash (a premium).
That Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.
The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  That Fund shares the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by
the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When a Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Funds' custodian bank, or a securities depository acting for the custodian bank, will act as the Funds' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Funds have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Funds enter into a closing transaction.

      When a Fund writes an over-the-counter ("OTC") option, that Fund will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money").  When a Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a  "closing purchase transaction."  A Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  That Fund may realize a profit if the call expires unexercised, because that Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by a Fund they are taxable as ordinary income.  If a Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      A Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, that Fund must cover the call by identifying an equivalent dollar amount of liquid assets on its books.  The Fund will identify additional liquid assets if the value of the identified assets drops below 100% of the current value of the future.  Because of this requirement, in no circumstances would that Fund's receipt of an exercise notice as to that future require that Fund to deliver a futures contract. It would simply put that Fund in a short futures position, which is permitted by the Funds'
hedging policies.

o     Writing Put Options.  Each Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Funds will not write puts if, as a result, more than 50%
of the Fund's net assets would be required to be identified on its books to cover such put options.

      If a Fund writes a put, the put must be covered by identifying liquid assets on its books. The premium the Funds receive from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, that Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put a Fund has written expires unexercised, that Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, that
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, that Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security, that Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities.  That Fund therefore forgoes the opportunity of investing the assets identified on its books or writing calls against those assets.

      As long as a Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require that Fund to take delivery of the underlying security and pay the exercise price.  No Fund has control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, that Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      A Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit that Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by a Fund, is taxable as ordinary income.

o     Purchasing Calls and Puts.  Each Fund can purchase calls to protect against the possibility that its portfolio will not participate in an anticipated rise in the securities market.  When a Fund buys a call (other than in a closing purchase transaction), it pays a premium.  That Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date.  In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      A Fund can buy puts whether or not it holds the underlying investment in its portfolio.  When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Buying a put on securities or futures a Fund owns enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will have paid the premium but lost the right to sell the underlying investment.  However, the Fund may sell the put prior to its expiration.
That sale may or may not be at a profit.

      Buying a put on an investment a Fund does not own (such as an index of future) permits a Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When a Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  A gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      A Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Options on Foreign Currencies.  A Fund can buy and
sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  A Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to a Fund's position.
That Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if that Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      A Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option.  That decline might be one that occurs due to an expected adverse change in the exchange rate.  This is known as a
"cross-hedging" strategy.  In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

o     Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause a Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause that Fund to sell the related investments for reasons that would not exist in the absence of the put.

      A Fund could pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset values being more sensitive to changes in the value of the underlying investment.

      If a covered call written by a Fund is exercised on an investment that has increased in value, that Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of that Fund's securities.  For example, it is possible that while a Fund has used a hedging instrument in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instrument and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instrument is based.

      The risk of imperfect correlation increases as the composition of a
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged are more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      A Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline.  If that Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  A Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  A Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  A Fund may also use "cross-hedging" where it hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date.  That date may be any fixed number of days from the date of the contract agreed upon by the parties.  The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, that Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      A Fund could also use forward contracts to lock in the U.S. dollar value of a portfolio position.  This is called a "position hedge."  When a
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency.  When a
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.  That is referred to as a
"cross hedge."

      A Fund will cover its short position in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. No Fund will enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of that Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce a Fund's performance if there are unanticipated changes in currency prices to a greater degree than if a Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring a Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis.  Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

|X|   Interest Rate Swap Transactions.  Value Fund/VA can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. Also, the Fund will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|X|   Credit Derivatives. The Fixed-Income Funds and Multiple Strategies/VA
may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. These Funds pay a fee to enter into the swap and receives a fixed payment during the life of the swap.  These Funds may take a short position in the credit default swap (also known as "buying credit protection"), or may take a long position in the credit default swap note
(also known as "selling credit protection").

      These Funds would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers.  If the short credit default swap is against a corporate issue, these Funds must own that corporate issue. However, if the short credit default swap is against sovereign debt, these Funds may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If these Funds take a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), these Funds will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase a Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If a Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the
swap counterparty will deliver the bonds.   If the swap is on a basket of
securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      These Funds will invest no more than 25 % of their total assets in
"unfunded" credit default swaps.  These Funds will limit their investments in
"funded" credit default swap notes to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

o     Regulatory Aspects of Hedging Instruments.  When using futures and options on futures, the Funds are required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC").  In particular, a
Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC.  The Rule does not limit the percentage of a Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position.  However, under the Rule, a Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Funds' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

      Transactions in options by a Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as that Fund (or an advisor that is an affiliate of the Funds' advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when a Fund purchases a future, it must identify as segregated on its records liquid assets in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal
Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from
Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition, Section 1256 contracts held by the
Funds at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for other purposes under rules prescribed pursuant to the Internal Revenue Code.  An election can be made by a Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts a Fund enters into may result in "straddles"
for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by that Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.
Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of a Fund's investment income available for distribution to its shareholders.

      |X|         Temporary Defensive and Interim Investments.  When market
conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks or bonds, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:

o     obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
o     short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard
             Poor's or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X|   Investment in Other Investment Companies. The Funds (except Money
Fund/VA) can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, a Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when a Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Funds do not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Funds do not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Money Fund/VA Investment Policies.  Under Rule 2a-7, Money Fund/VA may
purchase only "Eligible Securities," as defined below, that the Manger, under procedures approved by the Trust's Board of Trustees, has determined have minimal credit risk.  An "Eligible Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one Rating Organization has rated that security, by that Rating Organization (the "Rating
Requirements"), (b) a security that is guaranteed, and either that guarantee or the party providing that guarantee meets the Rating Requirements, or (c)
an unrated security that is either issued by an issuer having another similar security that meets the Rating Requirements, or is judged by the Manager to be of comparable quality to investments that meet the Rating Requirements.
Rule 2a-7 permits Money Fund/VA to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating
Organization has rated a particular security, by that Rating Organization, or comparable unrated securities.  The Fund can also buy "Second Tier
Securities," which are Eligible Securities that are not First Tier securities.

      If a security's rating is downgraded, the Manager and/or the Board may have to reassess the security's credit risk.  If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk."  If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier
Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund/VA's best interests to dispose of it.

      If Money Fund/VA disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade.  If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine if disposal of the security would be in Money Fund/VA's best interests.

      The Rating Organizations currently designated as such by the Securities and Exchange Commission ("SEC") are Standard  Poor's, Moody's and Fitch.
See Appendix A to this Statement of Additional Information for a description of the rating categories of the Rating Organizations.

o     Certificates of Deposit and Commercial Paper.  Money Fund/VA may invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation.  For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank"
         includes foreign branches of U.S. banks (issuers of "Eurodollar"
         instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks.  Money Fund/VA also may purchase obligations issued by other entities if they are: (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund/VA, or (ii) subject to repurchase agreements (explained in the prospectus), if the collateral for the agreement complies with Rule 2a-7.

o     Bank Loan Participation Agreements.  Money Fund/VA may invest in bank loan participation agreements, although such investments have not been a principal investment strategy.  They provide the Fund with an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan.  In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

o     Time Deposits.  Money Fund/VA may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties; however, such deposits which are subject to such penalties, other than deposits maturing in less than seven days, are subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.

o     Floating Rate/Variable Rate Notes.  Money Fund/VA may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury
         Bill rate, the rate of return on commercial paper or bank
         certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated
         prevailing market rate but is adjusted automatically at a specified interval of no less than one year.  Some variable rate or floating rate obligations in which Money Fund/VA may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year.  These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

o     Master Demand Notes.  Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund/VA at varying rates of interest pursuant to direct arrangements between
         Money Fund/VA, as lender, and the corporate borrower that issues the note.  These notes permit daily changes in the amounts borrowed.
         Money Fund/VA has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally
         contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower.  There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, Money Fund/VA's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand.  In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating
         Organizations, Money Fund/VA may invest in them only if, at the time of an investment, they are Eligible Securities.  The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund/VA's liquidity might be impaired if the borrower were unable to pay principal and interest on demand.  There is no limit on the amount of the Money Fund/VA's assets that may be invested in floating rate and variable rate obligations.  Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.

Investment Restrictions. In addition to having a number of investment policies and restrictions identified in the Prospectuses or elsewhere as
"fundamental policies," the Funds have other investment restrictions that are fundamental policies, described below.

      |X|         What Are "Fundamental Policies?" Fundamental policies are
those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Funds' (except Value Fund /VA) investment objectives are fundamental policies. Other policies described in the Prospectuses or this
Statement of Additional Information are "fundamental" only if they are identified as such. The Funds' Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the
Prospectuses or this Statement of Additional Information, as appropriate. The
Funds' most significant investment policies are described in the Prospectus.

      |X|         Do the Funds Have Additional Fundamental Policies?  The
following investment restrictions are fundamental policies of the Funds.

o     No Fund can buy securities issued or guaranteed by any one issuer if
         (i) more than 5% of its total assets would be invested in securities of that issuer or (ii) it would then own more than 10% of that issuer's voting securities, or (iii) it would then own more than 10%
         in principal amount of that issuer's outstanding debt securities.
         The restriction on debt securities does not apply to Strategic Bond
         Fund/VA.  All of the restrictions apply only to 75% of each Fund's total assets. The limits do not apply to securities issued by the
         U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     The Funds cannot make loans except (a) through lending of securities,
         (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program with other affiliated funds, and (d) through repurchase agreements.

o     The Funds cannot concentrate investments. That means they cannot invest
         25% or more of their total assets in companies in any one industry.
         Obligations of the U.S. government, its agencies and
         instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.  This policy does not limit investments by Money Fund/VA in obligations issued by banks.

o     The Funds cannot buy or sell real estate or interests in real estate.
         However, the Funds can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

o     The Funds cannot underwrite securities of other companies. A permitted exception is in case a Fund is deemed to be an underwriter under the
         Securities Act of 1933 when reselling any securities held in its own portfolio.

o     The Funds cannot invest in commodities or commodity contracts, other than the hedging instruments permitted by any of its other fundamental policies. It does not matter whether the hedging instrument is considered to be a commodity or commodity contract.

o     The Funds cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Funds are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.
         Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o     The Funds cannot borrow money in excess of 33-1/3% of the value of that
         Fund's total assets.  The Funds may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Funds can borrow only if they maintain a 300% ratio of assets to borrowings at all times in the manner set forth in the
         Investment Company Act.

      The following investment restrictions are fundamental policies of the
Value Fund/VA.

o     Value Fund/VA cannot issue senior securities. However, it can make payments or deposits of margin in connection with options or futures transactions, lend its portfolio securities, enter into repurchase agreements, borrow money and pledge its assets as permitted by its other fundamental policies. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets are not deemed to be senior securities.

o     Value Fund/VA cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o     Value Fund/VA cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and
         instrumentalities or securities issued by investment companies.

o     Value Fund/VA cannot invest in physical commodities or commodities contracts.  However, the Fund can invest in hedging instruments permitted by any of its other investment policies, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies.

o     Value Fund/VA cannot invest in real estate or in interests in real estate.  However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts) if permitted by its other investment policies.

o     Value Fund/VA cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 in reselling its portfolio securities.

o     Value Fund/VA cannot make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     Value Fund/VA may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      Value Fund/VA has also adopted the following non-fundamental policy:
The Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Funds makes an investment. The Funds need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Funds' policy not to concentrate its investments as described above, Money Fund/VA and all other Funds have adopted the industry classifications set forth in Appendix B and Appendix C, respectively, to this
Statement of Additional Information.  This is not a fundamental policy.

How the Funds Are Managed

Organization and History.  Each Fund is an investment portfolio, or "series"
of Oppenheimer Variable Account Funds (the "Trust"), a multi-series open-end diversified management investment company organized as a Massachusetts business trust that presently includes 11 series. Money Fund/VA, Bond Fund/VA and Capital Appreciation Fund/VA were all organized in 1983, High Income
Fund/VA, Aggressive Growth Fund/VA and Multiple Strategies Fund/VA, were all organized in 1986, Global Securities Fund/VA was organized in 1990, Strategic
Bond Fund/VA was organized in 1993, Main Street(R)Growth  Income Fund/VA was organized in 1995, Main Street(R)Small Cap Fund/VA was organized in 1998 and
Value Fund/ VA was organized in 2002. Prior to May 1, 2001, Oppenheimer Main
Street(R)Small Cap Fund was named "Oppenheimer Small Cap Growth Fund." The suffix "VA" was added to each Fund's name on May 1, 1999. Prior to that date,
Oppenheimer Capital Appreciation Fund/VA was named "Oppenheimer Growth Fund,"
and Oppenheimer Main Street(R)Growth  Income Fund/VA was named "Oppenheimer
Growth  Income Fund."  Prior to May 1, 1998, Oppenheimer Aggressive Growth
Fund/VA was named "Oppenheimer Capital Appreciation Fund."  All references to the Fund's Board of Trustees and Officers refer to the Trustees and Officers, respectively, of Oppenheimer Variable Account Funds.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of a Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted by proxy at shareholder meetings.

      The Funds (except for Global Securities Fund/VA) currently have two classes of shares authorized.  All Funds offer a class of shares with no name designation referred to in this SAI and the Prospectus as "non-service shares."  As of December 31, 2002, all Funds except Money Fund/VA, Bond
Fund/VA and Multiple Strategies Fund/VA also offered a service share class, subject to a Distribution and Service Plan.  As of May 1, 2003, Global
Securities Fund/VA also offers a third share class, referred to in this SAI and the Prospectus as "Class 3." Value Fund/VA currently only offers the class of non-service shares.  Each class of shares:

      o  has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable under the terms of the insurance product, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of a Fund represents an interest proportionately equal to the interest of each other share of the same class of that Fund.

|X|   Meetings of Shareholders.  The Trust is a Massachusetts business trust, and the Funds are not required to hold, and do not plan to hold, regular annual meetings of shareholders. The Funds will hold meetings when required to do so by the Investment Company Act or other applicable law. They will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Funds, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Funds' shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Funds valued at $25,000 or more or constituting at least 1% of the Funds' outstanding shares, whichever is less.
The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder and Trustee Liability.  The Trust's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability and states that all persons extending credit to, doing business with, contracting with or having or asserting any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series for payment, and neither the shareholders nor the Trustees, nor any of their agents, whether past, present or future, shall be personally liable for the obligations of the Trust.  The
Declaration of Trust also states that any shareholder or former shareholder who is held personally liable for the obligations of the Trust solely by reason of his being or having been a shareholder shall be indemnified by the
Trust against all losses and expenses arising from such liability.  Upon request, the Trust shall assume the defense of any such claim and satisfy any judgment on the claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a shareholder will incur any financial loss from being held to be a "partner" of the Trust is limited to the relatively remote circumstances in which the appropriate Fund would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Funds) agrees under its
Declaration of Trust to look solely to the assets of the Funds for satisfaction of any claim or demand that may arise out of any dealings with the Funds. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

|X|   Board of Trustees and Oversight Committees. The Funds are governed by a
Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review their performance, and review the actions of the Manager.  Although the Funds will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

      The Board of Trustees has an Audit Committee and a Review Committee.
The Audit Committee is comprised solely of Independent Trustees. The members of the Audit Committee are Edward L. Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held
___ meetings during the fiscal year ended December 31, 2002. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the
Fund's independent auditors and its independent Trustees.

      The Audit Committee's functions include selecting and nominating to the full Board, Independent nominees for election as Independent Trustees. The
Audit Committee may, but need not consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.
To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the
Committee in care of the Funds.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.
The Review Committee held ___ meetings during the fiscal year ended December
31, 2002. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.
The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company
Act and other applicable law.

|X|   Trustees and Officers of the Funds. Except Mr. Murphy, each of the
Trustees is an "Independent Trustee," as defined in the Investment Company
Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
Trustee of the Funds with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Funds and the other Board II Funds (defined below) for which he is a trustee or director.

      The Funds' Trustees and officers and their positions held with the
Funds and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Funds as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not
Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not
a Trustee or Managing General Partner of any of the Centennial Funds)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                Oppenheimer Select Managers
Oppenheimer Champion Income Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund          Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund              Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund      Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds              Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund Centennial America Fund, L. P.
Oppenheimer Main Street(R)Funds, Inc.     Centennial California Tax Exempt Trust
Oppenheimer  Main  Street(R) Opportunity
Fund                                     Centennial Government Trust
Oppenheimer Main Street(R)Small Cap Fund  Centennial Money Market Trust
Oppenheimer Municipal Fund               Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund(R)           Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.

     Messrs. Murphy, Molleur, Albers,  Bartlett,  Evans,  Kourkoulakos,  Levine,
Manioudakis,  Monoyios,  Rubinstein,  Steinmetz, Turner, Wilby, Zavanelli, Zack,
Masterson,  Vottiero, and Weiss, and Mses. Bechtolt, Feld, Putnam, Switzer, Wolf
and Ives who are officers of the Funds,  respectively hold the same offices with one or more of the other Board II Funds as with the Funds. As of March 31, 2002, the  Trustees  and  officers  of the  Funds,  as a  group,  owned of  record  or beneficially  less than 1% of either  class of shares of any of the  Funds.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit  plan for  employees  of the  Manager,  other  than the shares beneficially  owned under that plan by the officers of the Fund listed above. In addition,  each  Independent  Trustee,  and  his  family  members,  do  not  own securities  of either the  Manager or  Distributor  of the Board II Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|   Affiliated Transactions and Material Business Relationships. In 2001,
Mr. Swain surrendered for cancellation 60,000 options of Oppenheimer
Acquisition Corp. ("OAC") (the Manager's parent holding company) to
MassMutual for a cash payment of $2,700,600.

      Mr. Swain has reported that he sold a residential property to Mr.
Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,    Principal   Occupation(s)  During  Past  5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Age, Position(s)                                               Shares    Oppenheimer
Held with Fund    Years /  Other  Trusteeships/Directorships Beneficially   Funds
and Length of     Held by Trustee / Number of  Portfolios in  Owned in    Overseen
Service           Fund Complex Currently Overseen by Trustee  the Funds  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,   Formerly Chief Executive Officer of the        $__     $__
Chairman and      Board II Funds (until August 27, 2002),
Trustee since     Vice Chairman (until January 2, 2002) of
1984              the Manager and President and a director
Age: 69.          (until 1997) of Centennial Asset
                  Management Corporation (a wholly-owned
                  investment advisory subsidiary of the
                  Manager). Oversees 41 portfolios in the
                  OppenheimerFunds complex.

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William L.        Chairman of the following private
Armstrong,        mortgage banking companies: Cherry Creek
Trustee since     Mortgage Company (since 1991), Centennial
1999              State Mortgage Company (since 1994), The
Age: 65.          El Paso Mortgage Company (since 1993),
                  Transland Financial Services, Inc. (since
                  1997); Chairman of the following private
                  companies: Great Frontier Insurance
                  (insurance agency) (since 1995) and
                  Ambassador Media Corporation (since
                  1984); a director of the following public
                  companies: Storage Technology Corporation
                  (computer equipment company) (since
                  1991), Helmerich  Payne, Inc. (oil and
                  gas drilling/production company) (since        $__     $__
                  1992), UNUMProvident (insurance company)
                  (since 1991). Formerly Director of
                  International Family Entertainment
                  (television channel) (1992-1997) and
                  Natec Resources, Inc. (air pollution
                  control equipment and services company)
                  (1991-1995), Frontier Real Estate, Inc.
                  (residential real estate brokerage)
                  (1994-1999), and Frontier Title (title
                  insurance agency) (1995-June 1999); a
                  U.S. Senator (January 1979-January 1991).
                  Oversees 41 portfolios in the
                  OppenheimerFunds complex.

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-------------------------------------------------------------------------------------

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-------------------------------------------------------------------------------------

Robert G. Avis,   Formerly Director and President of A.G.
Trustee since     Edwards Capital, Inc. (General Partner of
1993              private equity funds) (until February
Age: 71.          2001); Chairman, President and Chief
                  Executive Officer of A.G. Edwards
                  Capital, Inc. (until March 2000); Vice
                  Chairman and Director of A.G. Edwards,
                  Inc. and Vice Chairman of A.G. Edwards
                  Sons, Inc. (its brokerage company              $__     $__
                  subsidiary) (until March 1999); Chairman
                  of A.G. Edwards Trust Company and A.G.E.
                  Asset Management (investment advisor)
                  (until March 1999); and a Director (until
                  March 2000) of A.G. Edwards  Sons and
                  A.G. Edwards Trust Company. Oversees 41
                  portfolios in the OppenheimerFunds
                  complex.

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-------------------------------------------------------------------------------------

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George C. Bowen,  Formerly (until April 1999) Senior Vice        $__     $__
Trustee since     President (from September 1987) and
1999              Treasurer (from March 1985) of the
Age: 66.          Manager; Vice President (from June 1983)
                  and Treasurer (since March 1985) of
                  OppenheimerFunds Distributor, Inc. (a
                  subsidiary of the Manager); Senior Vice
                  President (since February 1992),
                  Treasurer (since July 1991) Assistant
                  Secretary and a director (since December
                  1991) of Centennial Asset Management
                  Corporation; Vice President (since
                  October 1989) and Treasurer (since April
                  1986) of HarbourView Asset Management
                  Corporation (an investment advisory
                  subsidiary of the Manager); President,
                  Treasurer and a director (June
                  1989-January 1990) of Centennial Capital
                  Corporation  (an investment advisory
                  subsidiary of the Manager); Vice
                  President and Treasurer (since August
                  1978) and Secretary (since April 1981) of
                  Shareholder Services, Inc. (a transfer
                  agent subsidiary of the Manager); Vice
                  President, Treasurer and Secretary (since
                  November 1989) of Shareholder Financial
                  Services, Inc. (a transfer agent
                  subsidiary of the Manager); Assistant
                  Treasurer (since March 1998) of
                  Oppenheimer Acquisition Corp. (the
                  Manager's parent corporation); Treasurer
                  (since November 1989) of Oppenheimer
                  Partnership Holdings, Inc. (a holding
                  company subsidiary of the Manager); Vice
                  President and Treasurer (since July 1996)
                  of Oppenheimer Real Asset Management,
                  Inc. (an investment advisory subsidiary
                  of the Manager); Chief Executive Officer
                  and director  (since March 1996) of
                  MultiSource Services, Inc. (a
                  broker-dealer subsidiary of the Manager);
                  Treasurer (since October 1997) of
                  OppenheimerFunds International Ltd. and
                  Oppenheimer Millennium Funds plc
                  (offshore fund management subsidiaries of
                  the Manager). Oversees 41 portfolios in
                  the OppenheimerFunds complex.

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Edward L.         A member of The Life Guard of Mount            $__     $__
Cameron, Trustee  Vernon, George Washington's home (since
since 1999        June 2000). Formerly (March 2001 - August
Age: 64.          2002) Director of Genetic ID, Inc. and
                  its subsidiaries (a privately held
                  biotech company); a partner with
                  PricewaterhouseCoopers LLP (from
                  1974-1999) (an accounting firm) and
                  Chairman (from 1994-1998), Price
                  Waterhouse LLP Global Investment
                  Management Industry Services Group.
                  Oversees 41 portfolios in the
                  OppenheimerFunds complex.

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Jon S. Fossel,    Chairman and Director (since 1998) of
Trustee since     Rocky Mountain Elk Foundation (a
1990 Age: 60.     not-for-profit foundation); and a
                  director (since October 1999) of P.R.
                  Pharmaceuticals (a privately held
                  company) and UNUMProvident (an insurance
                  company) (since June 1, 2002). Formerly
                  Chairman and a Director (until October
                  1996) and President and Chief Executive        $__     $__
                  Officer (until October 1995) of the
                  Manager; President, Chief Executive
                  Officer and a Director of Oppenheimer
                  Acquisition Corp; Shareholder Services,
                  Inc. and Shareholder Financial Services,
                  Inc. (until October 1995). Oversees 41
                  portfolios in the OppenheimerFunds
                  complex.

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-------------------------------------------------------------------------------------

Sam Freedman,     Formerly (until October 1994) Mr.
Trustee since     Freedman held several positions in
1996 Age: 62.     subsidiary or affiliated companies of the      $__     $__
                  Manager. Oversees 41 portfolios in the
                  OppenheimerFunds complex.

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Beverly L.        Trustee (since 1996) of MassMutual         N/A1           N/A1
Hamilton,         Institutional Funds and of MML Series
Trustee since     Investment Fund (open-end investment
2002              companies); Director of MML Services
Age: 56.          (since April 1987) and America Funds
                  Emerging Markets Growth Fund (since
                  October 1991) (both are investment
                  companies), The California Endowment (a
                  philanthropy organization) (since April
                  2002), and Community Hospital of Monterey
                  Peninsula, (since February 2002); a
                  trustee (since February 2000) of Monterey
                  International Studies (an educational
                  organization), and an advisor to Unilever
                  (Holland)'s pension fund and to Credit
                  Suisse First Boston's Sprout venture
                  capital unit. Mrs. Hamilton also is a
                  member of the investment committees of
                  the Rockefeller Foundation, the
                  University of Michigan  and Hartford
                  Hospital.  Formerly President (February
                  1991-April 2000) ARCO Investment
                  Management Company. Oversees 40
                  portfolios in the OppenheimerFunds
                  complex.
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Robert J.         Director (since 2001) of Jones Knowledge,     N/A1        N/A1
Malone, Trustee   Inc. (a privately held company), U.S.
since 2002        Exploration, Inc., (since 1997), Colorado
Age: 58.          UpLIFT (a non-profit organization) (since
                  1986) and a trustee of the Gallagher
                  Family Foundation (since 2000).
                  Formerly, Mr. Malone held the following
                  positions: Chairman of U.S. Bank (a
                  subsidiary of U.S. Bancorp and formerly
                  Colorado National Bank,) (July 1996-April
                  1, 1999) and a director of Commercial
                  Assets, Inc. (1993-2000). Oversees 40
                  portfolios in the OppenheimerFunds
                  complex.
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F. William        Trustee   (since   1996)   of   MassMutual     $__     $__
Marshall, Jr.,    Institutional  Funds  and  of  MML  Series
Trustee since     Investment   Fund   (open-end   investment
2000              companies);  Trustee and  Chairman  (since
Age: 60.          May 1987) of the investment  committee for
                  the    Worcester    Polytech    Institute;
                  President  and  Treasurer  (since  January
                  1999) of the SIS Fund (a  private  not for
                  profit charitable  organization);  Trustee
                  (since  1995) of the  Springfield  Library
                  and  Museum  Association;  Trustee  (since
                  1996) of the  Community  Music  School  of
                  Springfield;   Member  of  the  investment
                  committee of the  Community  Foundation of
                  Western    Massachusetts   (since   1998).
                  Formerly,   Chairman  (January   1999-July
                  1999)  of  SIS    Family   Bank,   F.S.B.
                  (formerly  SIS  Bank);  President,   Chief
                  Executive   Officer  and   Director   (May
                  1993-December 1998) of SIS Bankcorp,  Inc.
                  and   SIS   Bank   (formerly   Springfield
                  Institution  for  Savings)  and  Executive
                  Vice President  (January  1999-July  1999)
                  of Peoples Heritage  Financial Group, Inc.
                  Oversees    41     portfolios    in    the
                  OppenheimerFunds complex.

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      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,     Principal   Occupation(s)  During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                              Range of   Beneficially
Age, Position(s)                                              Shares      Owned in
Held with Fund     Years /  Other  Trusteeships/Directorships Beneficiallany of the
and Length of      Held by Trustee / Number of  Portfolios in Owned in   Oppenheimer
Service            Fund Complex Currently Overseen by Trustee the Funds     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and
President and      director (since June 2001) and President      $__         $__
Trustee, since     (since September 2000) of the Manager;
2001               President and a director or trustee of
Age: 53.           other Oppenheimer funds; President and a
                   director (since July 2001) of Oppenheimer
                   Acquisition Corp. and of Oppenheimer
                   Partnership Holdings, Inc.; a director
                   (since November 2001) of OppenheimerFunds
                   Distributor, Inc.; Chairman and a
                   director (since July 2001) of Shareholder
                   Services, Inc. and of Shareholder
                   Financial Services, Inc.; President and a
                   director (since July 2001) of
                   OppenheimerFunds Legacy Program (a
                   charitable trust program established by
                   the Manager); a director of the following
                   investment advisory subsidiaries of
                   OppenheimerFunds, Inc.: OFI Institutional
                   Asset Management, Inc. and Centennial
                   Asset Management Corporation (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and a
                   director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; a director
                   (since November 2001) of Trinity
                   Investment Management Corp. and Tremont
                   Advisers, Inc. (investment advisory
                   affiliates of the Manager); Executive
                   Vice President (since February 1997) of
                   Massachusetts Mutual Life Insurance
                   Company (the Manager's parent company); a
                   director (since June 1995) of DBL
                   Acquisition Corporation; formerly, Chief
                   Operating Officer (September 2000-June
                   2001) of the Manager; President and
                   trustee (November 1999-November 2001) of
                   MML Series Investment Fund and MassMutual
                   Institutional Funds (open-end investment
                   companies); a director (September
                   1999-August 2000) of C.M. Life Insurance
                   Company; President, Chief Executive
                   Officer and director (September
                   1999-August 2000) of MML Bay State Life
                   Insurance Company; a director (June
                   1989-June 1998) of Emerald Isle Bancorp
                   and Hibernia Savings Bank (a wholly-owned
                   subsidiary of Emerald Isle Bancorp).
                   Oversees 69 portfolios in the
                   OppenheimerFunds complex.

--------------------------------------------------------------------------------

     The  address of the  Officers  in the chart  below is as  follows:  Messrs.
Molleur, Albers, Bartlett, Evans, Kourkoulakos,  Levine, Manioudakis,  Monoyios,
Rubinstein,  Steinmetz,  Turner,  Wilby,  Zavanelli,  and Zack and  Mses.  Feld,
Putnam,  and  Switzer,  498  Seventh  Avenue,  New York,  NY 10018;  for Messrs.
Masterson,  Vottiero, Weiss and Wixted and Mses. Bechtolt, Ives and Wolf 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

--------------------------------------------------------------------------------
                               Officers of the Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address, Age, Position(s)  Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Charles Albers, Vice President   Senior Vice President (since April 1998) of the
and Portfolio Manager since 1998 Manager; a Certified Financial Analyst; an officer
Age: 62.                         of 6 portfolios in the OppenheimerFunds complex;
                                 formerly a Vice President and portfolio manager
                                 for Guardian Investor Services, the investment
                                 management subsidiary of The Guardian Life
                                 Insurance Company (1972 - April 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Bruce Bartlett, Vice President   Senior Vice President (since January 1999) of the
and                              Manager; an officer of 6 portfolios in the
Portfolio Manager since 1999     OppenheimerFunds complex. Prior to joining the
Age: 52.                         Manager in April, 1995, he was a Vice President
                                 and Senior Portfolio Manager at First of America
                                 Investment Corp. (September 1986 - April 1995).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George Evans, Vice President     Vice President of the Manager (since October 1993)
and                              and of HarbourView Asset Management Corporation
Portfolio Manager since 1993     (since July 1994); an officer of 4 portfolios in
Age: 43.                         the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Dimitrios Kourkoulakos,          Vice President of the Manager (since December
Vice President and Portfolio     2001); an officer and portfolio manager of other
Manager since 2002               Oppenheimer funds; formerly a High Yield Analyst
Age: 36.                         (1998 - 2001) and a Securities Analyst (1995 -
                                 1998) of the Manager.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Michael S. Levine, Vice          Vice  President  (since June 1998) of the  Manager;
President and Portfolio Manager
since 1998                       an officer of 4 portfolios in the  OppenheimerFunds
Age: 37.                         complex;  formerly  Assistant  Vice  President  and
                                 Portfolio  Manager  of the  Manager  (April  1996 -
                                 June  1998);  prior to joining  the Manager in June
                                 1994,  he  was a  portfolio  manager  and  research
                                 associate for Amas Securities,  Inc. (February 1990
                                 - February 1994).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Angelo Manioudakis, Vice         Senior Vice President of the Manager (since April
President and Portfolio Manager  2002); an officer of 9 portfolios in the
since 2002                       OppenheimerFunds complex; formerly Executive
Age: 36.                         Director and portfolio manager for Miller,
                                 Anderson  Sherrerd, a division of Morgan Stanley
                                 Investment Management (August 1993-April 2002).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Nikolaos D. Monoyios, Vice
President and Portfolio Manager  Vice  President of the Manager  (since April 1998);
since 1998                       an officer of 4 portfolios in the  OppenheimerFunds
Age: 53.                         complex; a Certified Financial Analyst;  formerly a
                                 Vice  President and portfolio  manager for Guardian
                                 Investor   Services,   the  investment   management
                                 subsidiary of The Guardian Life  Insurance  Company
                                 (1979 - March 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jane Putnam, Vice President and
Portfolio Manager since 1995     Vice   President  of  the  Manager  (since  October
Age: 41.                         1995);   an   officer  of  2   portfolios   in  the
                                 OppenheimerFunds   complex;   before   joining  the
                                 Manager in May 1994,  she was a  portfolio  manager
                                 and  equity  research  analyst  for  Chemical  Bank
                                 (June 1989 - May 1994).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Richard H. Rubinstein, Vice
President and Portfolio Manager  Senior Vice  President  (since October 1995) of the
since 1995                       Manager;   an  officer  of  2  portfolios   in  the
Age: 54.                         OppenheimerFunds    complex;    formerly   a   Vice
                                 President  of the  Manager  (June  1990  -  October
                                 1995).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Arthur P. Steinmetz, Vice
President and Portfolio Manager  Senior Vice President of the Manager (since March
since 1993                       1993) and of HarbourView Asset Management
Age: 44.                         Corporation (since March 2000); an officer of 6
                                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Susan Switzer, Vice President
and                              Vice President of the Manager (since December
Portfolio Manager since 2000     2000); Assistant Vice President of the Manager
Age: 36.                         (December 1997 - December 2000); an officer of 3
                                 portfolios in the OppenheimerFunds complex. Prior
                                 to joining the Manager, she was a portfolio
                                 manager at Neuberger Berman (November 1994 -
                                 November 1997).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
James F. Turner, II, Vice
President and Portfolio Manager  Vice President and Portfolio Manager of the
since 2001                       Manager since March 2001; an officer of 3
Age: 35.                         portfolios in the OppenheimerFunds complex;
                                 formerly portfolio manager for Technology
                                 Crossover Ventures (May 2000 - March 2001);
                                 Assistant Vice President and Associate Portfolio
                                 Manager of the Manager (August 1999 - May 2000);
                                 securities analyst for the Manager (October 1996 -
                                 August 1999); and a securities analyst with First
                                 of America Investment Corporation (May 1994 -
                                 October 1996).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Barry D. Weiss, Vice President   Vice President of the Manager (since July 2001);
and Portfolio Manager since 2001
Age: 38.                         an officer of 7 portfolios in the OppenheimerFunds
                                 complex; formerly Assistant Vice President and
                                 Senior Credit Analyst of the Manager (February
                                 2000-June 2001). Prior to joining the Manager in
                                 February 2000, he was Associate Director,
                                 Structured Finance, Fitch IBCA Inc. (April 1998 -
                                 February 2000); News Director, Fitch Investors
                                 Service (September 1996 - April 1998); and Senior
                                 Budget Analyst, City of New York, Office of
                                 Management  Budget (February 1990 - September
                                 1996).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L. Wilby, Vice           Senior Vice President of the Manager (since July
President and Portfolio Manager
since 1994                       1994) and of HarbourView Asset Management
Age: 58.                         Corporation (since May 1999); Senior Investment
                                 Officer, Director of International Equities (since
                                 May 2000) of the Manager; an officer of 2
                                 portfolios in the OppenheimerFunds complex;
                                 formerly Vice President of the Manager (October
                                 1991- July 1994) and of HarbourView Asset
                                 Management Corporation (June 1992 - May 1999).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Carol E. Wolf, Vice President    Senior Vice President (since June 2000) of the
and                              Manager; an officer of 7 portfolios in the
Portfolio Manager since 2000     OppenheimerFunds complex; formerly Vice President
Age: 50.                         of the Manager (June 1990 - June 2000).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark Zavanelli, Vice President   Vice President (since November 2000) of the
and Portfolio Manager since 2000
Age: 32.                         Manager; a CFA charterholder; an officer of 2
                                 portfolios in the OppenheimerFunds complex. Prior
                                 to joining the Manager in May 1998 he was
                                 President of Waterside Capital Management, a
                                 registered investment advisor (August 1995 - April
                                 1998) and a financial research analyst for Elder
                                 Research (June 1997 - April 1998).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,                 Senior Vice President and Treasurer (since March
Treasurer, Principal Financial   1999) of the Manager; Treasurer (since March 1999)
and Accounting Officer since     of HarbourView Asset Management Corporation,
1999                             Shareholder Services, Inc., Oppenheimer Real Asset
Age: 43.                         Management Corporation, Shareholder Financial
                                 Services, Inc., Oppenheimer Partnership Holdings,
                                 Inc., OFI Private Investments, Inc. (since March
                                 2000), OppenheimerFunds International Ltd. and
                                 Oppenheimer Millennium Funds plc (since May 2000)
                                 and OFI Institutional Asset Management, Inc.
                                 (since November 2000); Treasurer and Chief
                                 Financial Officer (since May 2000) of Oppenheimer
                                 Trust Company (a trust company subsidiary of the
                                 Manager); Assistant Treasurer (since March 1999)
                                 of Oppenheimer Acquisition Corp. and
                                 OppenheimerFunds Legacy Program (since April
                                 2000); formerly Principal and Chief Operating
                                 Officer (March 1995-March 1999), Bankers Trust
                                 Company-Mutual Fund Services Division. An officer
                                 of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,                  Senior Vice President (since May 1985) and General
Vice President  Secretary       Counsel (since February 2002) of the Manager;
since 2001                       General Counsel and a director (since November
Age: 54.                         2001) of OppenheimerFunds Distributor, Inc.;
                                 Senior Vice President and General Counsel (since
                                 November 2001) of HarbourView Asset Management
                                 Corporation; Vice President and a director (since
                                 November 2000) of Oppenheimer Partnership
                                 Holdings, Inc.; Senior Vice President, General
                                 Counsel and a director (since November 2001) of
                                 Shareholder Services, Inc., Shareholder Financial
                                 Services, Inc., OFI Private Investments, Inc.,
                                 Oppenheimer Trust Company and OFI Institutional
                                 Asset Management, Inc.; General Counsel (since
                                 November 2001) of Centennial Asset Management
                                 Corporation; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Assistant
                                 Secretary and a director (since November 2001) of
                                 OppenheimerFunds International Ltd.; Vice
                                 President (since November 2001) of
                                 OppenheimerFunds Legacy Program; Secretary (since
                                 November 2001) of Oppenheimer Acquisition Corp.;
                                 formerly Acting General Counsel (November
                                 2001-February 2002) and Associate General Counsel
                                 (May 1981-October 2001) of the Manager; Assistant
                                 Secretary of Shareholder Services, Inc. (May
                                 1985-November 2001), Shareholder Financial
                                 Services, Inc. (November 1989-November 2001);
                                 OppenheimerFunds International Ltd. And
                                 Oppenheimer Millennium Funds plc (October
                                 1997-November 2001). An officer of 85 portfolios
                                 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,                 Assistant Vice President of the Manager  (since
                                 September 1998); formerly Manager/Fund Accounting
Assistant Treasurer since 2002   (September 1994-September 1998) of the Manager. An
Age: 39.                         officer of 82 portfolios in the OppenheimerFunds
                                 complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                 Vice President/Fund Accounting of the Manager
                                 (since March 2002; formerly Vice
Philip Vottiero,                 President/Corporate Accounting of the Manager
Assistant Treasurer since 2002   (July 1999-March 2002) prior to which he was Chief
Age: 39                          Financial Officer at Sovlink Corporation (April
                                 1996-June 1999). An officer of 72 portfolios in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                 Vice President and Assistant Counsel of the
Philip T. Masterson,             Manager (since July 1998); formerly, an associate
Assistant Secretary since 2002   with Davis, Graham,  Stubbs LLP (January
Age: 38.                         1997-June 1998). An officer of 72 portfolios in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,                Vice President and Senior Counsel of the Manager
Assistant Secretary              (since July 1999); formerly a Vice President and
since November 2001              Associate Counsel of the Manager (September
Age: 45.                         1995-July 1999). An officer of 82 portfolios in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,               Vice President and Senior Counsel (since July
Assistant Secretary since 2001   1999) of the Manager; Vice President (since June
Age: 44.                         1990) of OppenheimerFunds Distributor, Inc.;
                                 Director, Vice President and Assistant Secretary
                                 (since June 1999) of Centennial Asset Management
                                 Corporation; Vice President (since 1997) of
                                 Oppenheimer Real Asset Management, Inc.; formerly
                                 Vice President and Associate Counsel of the
                                 Manager (June 1990-July 1999). An officer of 85
                                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,                Vice President and Assistant Counsel (since June
Assistant Secretary since 2001   1998) of the Manager; Vice President (since 1999)
Age: 37.                         of OppenheimerFunds Distributor, Inc.; Vice
                                 President and Assistant Secretary (since 1999) of
                                 Shareholder Services, Inc.; Assistant Secretary
                                 (since December 2001) of OppenheimerFunds Legacy
                                 Program and Shareholder Financial Services, Inc.;
                                 formerly Assistant Vice President and Assistant
                                 Counsel of the Manager (August 1997-June 1998);
                                 Assistant Counsel of the Manager (August
                                 1994-August 1997). An officer of 85 portfolios in
                                 the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees.  The officers of the Funds and one Trustee of the Fund (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Funds.  The remaining Trustees of the Funds received the compensation shown below. The compensation from the Funds were paid during their fiscal year ended December 31, 2002.  The compensation from all of the
Board II funds includes the compensation from the Funds and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 2002.

------------------------------------------------------------------------------

  Trustee Name and Other Fund           Aggregate        Total Compensation
                                                        From All Oppenheimer
                                                           Funds For Which
                                                        Individual Serves As
  Position(s) (as applicable)         Compensation        Trustee/Director
                                  from the Funds as of   As of December 31,
                                    Fiscal Year Ended           2002
                                   December 31, 20021        (41 Funds)

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

 James C. Swain2
  Chairman   of  the   Board   of           $                     $
  Trustees

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

William L. Armstrong                        $                     $
  Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Avis                              $                     $
  Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

George Bowen                                $                     $
 Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward L. Cameron                           $                     $
  Audit Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon. S. Fossel                              $                     $
  Review Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman                                $                     $
  Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Beverly Hamilton3                           $                     $
Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

C. Howard Kast4                             $                     $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert M. Kirchner4                         $                     $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert J. Malone3                           $                     $
Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

F. William Marshall, Jr.                    $                     $
  Review Committee Member

------------------------------------------------------------------------------

* Effective July 1, 2000, Ned M. Steel resigned as Trustee of the Board II
Funds and subsequently became Trustee Emeritus of the Funds. For the fiscal year ended December 31, 2001, Steel received $9,331 aggregate compensation from the Fund and for the calendar year ended December 31, 2001, he received
$60,000 total compensation from all the Board II Funds.  Effective April 5,
2001 Raymond Kalinowski resigned as Trustee of the Fund. For the fiscal year ended December 31, 2001 Mr. Kalinowski received $3,251 aggregate compensation from the Fund and for the calendar year ended December 31,
2001, he received $16,468 total compensation from all Board II funds.
1.    Aggregate compensation from the Fund includes fees and deferred compensation, if any.
2.    Mr. Swain became an Independent Trustee effective 1/2/02, prior to which he did not receive compensation from any of the Board II funds.
3.    Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II
  Funds effective June 1, 2002 and therefore did not receive compensation from any of the Board II Funds during the Fund's fiscal year ended December 31, 2001 or from any of the Board II Funds during calendar year 2001. They serve as Trustees or Directors for 40 Funds.
4.    Effective July 1, 2002, Messrs. Kast and Kirchner retired as Trustees from the Board II funds.

|X|   Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Funds.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

    Deferral of Trustee's fees under the plan will not materially affect the
Funds' assets, liabilities and net income per share.  The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Funds may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|   Major Shareholders.  As of March 31, 2002, the only entities owning of record or known by the management of the Trust to be beneficial owners of 5%
or more of the outstanding shares of any Fund were the following insurance companies and their respective affilaites: (i) Monarch Life Insurance Company
("Monarch"), Springfield MA; (ii) GE Life  Annuity Assurance Company ("GE"),
Richmond, VA; (iii) Nationwide Life Insurance Company ("Nationwide"),
Columbus, OH; (iv) Aetna Life Insurance and Annuity Company ("Aetna"),
Hartford, CT; (v) Massachusetts Mutual Life Insurance Company ("MassMutual"),
Springfield, MA; (vi) Jefferson-Pilot Life Insurance Company, and Alexander
Hamilton Life Insurance Company of America (collectively, "Jefferson-Pilot"),
Concord, NH; (vii) CUNA Mutual Group ("CUNA"), Madison, WI; (viii) American
General Annuity Insurance Company ("American General"), Houston, TX; (ix)
Protective Life Insurance Company ("Protective"), Birmingham, AL; (x)
Allstate Life Insurance Company and Glenbrook Life and Annuity Company
(collectively, "Allstate"), Northbrook, IL; (xi) Columbus Life Insurance
Company ("Columbus"), Cincinnati, OH; and (xii) Pruco Insurance Company
("Pruco"), Newark, NJ; (xii) John Hancock Life Insurance Company, Boston, MA
("John Hancock); (xiii) Lincoln National Life Insurance Company ("Lincoln
Benefit"); (xiv) Transamerica Life Insurance Company, Cedar Rapids, IO
("Transamerica"); and (xv) Travelers Insurance Company, Hartford, CT
("Travelers"). Such shares were held as shown in Appendix C.

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X|   Code of Ethics.  The Funds, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Funds' portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Funds and other funds advised by the Manager.  The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Funds' registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Funds' registration statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   The Investment Advisory Agreements.  The Manager provides investment advisory and management services to each Fund under an investment advisory agreement between the Manager and the Trust for each Fund.  The Manager selects securities for the Funds' portfolios and handles their day-to-day business.  The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Funds' portfolios. Other members of the Manager's Teams provide the portfolio managers with counsel and support in managing the
Funds' portfolios.  For Global Securities Fund/VA, this includes George Evans and Frank Jennings.  Similarly, other members of the Manager's Fixed Income
Portfolio Department, particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and fixed-income securities, provide the portfolio managers of the
High Income Fund/VA, Bond Fund/VA and Strategic Bond Fund/VA with support in managing the portfolios of those Funds.

    The agreements require the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment.  It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Funds. Those responsibilities include the compilation and maintenance of records with respect to operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

    The Funds pay expenses not expressly assumed by the Manager under the agreements, or by the Distributor under the General Distributor's Agreements for Service shares.  The advisory agreement lists examples of expenses paid by the Funds.  The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of each
Fund as a whole.  Prior to May 1, 1999, the advisory agreement for Aggressive
Growth Fund/VA did not include a breakpoint above $800 million.  Whenever more than one class of shares is issued, the fees are allocated to each class of shares based upon the relative proportion of a Fund's net assets represented by that class.

    The Agreements contain no expense limitation. However, from January 1,
2002 to December 17, 2002, the Manager had undertaken to voluntarily reduce the management fee of Strategic Bond Fund/VA, if the relative performance of that Fund was at or below the following criteria.  If the trailing 12-month performance of Strategic Bond Fund/VA at the end of any calendar quarter were ranked by Lipper, Inc. ("Lipper") in the fifth quintile of the Lipper peer group for that Fund (funds dedicated to variable insurance products in
Lipper's general bond funds category), the Manager had undertaken to reduce the management fee for that Fund by 0.10% for the following fiscal quarter and for each quarter thereafter until its performance improved, and if ranked in the fourth quintile of that peer group, the Manager had undertaken to reduce the management fee by 0.05% for the following fiscal quarter and for each quarter thereafter until its performance improved. The Fund's peer ranking did improve, and the management fee waiver was terminated effective
December 17, 2002.

------------------------------------------------------------------------------
           Management Fees for the Fiscal Year Ended December 311
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Fund                               2000            2001            2002

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Aggressive Growth Fund/VA      $18,407,015      $12,164,540          $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Bond Fund/VA                    $4,030.064      $ 4,571,739          $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Capital Appreciation Fund/VA   $12,361,613      $12,843,798          $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Global Securities Fund/VA      $13,531,073      $12,404,364     $11,712,612

------------------------------------------------------------------------------
------------------------------------------------------------------------------

High Income Fund/VA             $2,436,299      $2,563,318           $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Main Street(R)Growth            $5,651,580      $7,073,905           $
Income Fund/VA

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Main Street(R)Small Cap           $94,162         $114,814            $
Fund/VA

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Money Fund/VA                    $920,505       $1,294,520           $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Multiple Strategies Fund/VA     $4,090,208      $4,312,500           $

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Strategic Bond Fund/VA          $2,147,021      $2,440,218          $2

------------------------------------------------------------------------------

1.    Shares of Value Fund/VA were not offered for sale during the periods shown.

2.    The Manager voluntarily reimbursed $ ___ in management fees under an expense limitation in effect during the period shown.

    The investment advisory agreements state that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

    The agreements permit the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to a Fund, the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

|X|   Annual Approval of Investment Advisory Agreements. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement for each Fund. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Funds pay with respect to Service shares.  These distribution fees are reviewed and approved at a different time of the year.
      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Funds and their shareholders;
o     The profitability of the Funds to the Manager;
o     The investment performance of the Funds in comparison to regular market indices
o     Economies of scale that may be available to the Funds from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
            Funds from their relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Funds.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
            Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the
Funds.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Funds and their shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Funds' Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreements, including the investment advisory fees, in light of all of the surrounding circumstances. After careful deliberation the Board of Trustees concluded that it was in the best interests of shareholders to continue the investment advisory agreements for another year.

Brokerage Policies of the Funds

Brokerage Provisions of the Investment Advisory Agreements.  One of the
duties of the Manager under the investment advisory agreements is to arrange the portfolio transactions for the Funds.  The advisory agreements contain provisions relating to the employment of broker-dealers to effect the Funds'
portfolio transactions.  The Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the
"best execution" of the Funds' portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by its Board of Trustees.

      Under the investment advisory agreements, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to such brokers may be higher than another qualified broker would charge, if the
Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Funds' portfolio transactions, the Manager may also consider sales of shares of the Funds and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Funds subject to the provisions of the investment advisory agreements and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the
Manager's portfolio managers.  In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

    Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, the Funds may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market.  Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.  In an option transaction, the Funds ordinarily use the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

    Other funds advised by the Manager have investment policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. If two or more funds advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

    Most purchases of debt obligations are principal transactions at net prices.  This affects a substantial portion of the portfolio transactions of
Money Fund/VA, High Income Fund/VA, Bond Fund/VA and Strategic Bond Fund/VA.
Instead of using a broker for those transactions, the Funds normally deal directly with the selling or purchasing principal or market maker unless the
Manager determines that a better price or execution can be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.  Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

    The investment advisory agreements permit the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  The investment research received for the commissions of those other accounts may be useful both to one of the Funds and one or more of the Manager's other accounts.  Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

    Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

    The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.  The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

    The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

    The (i) total brokerage commissions paid by the Funds (other than Money
Fund/VA, which paid no brokerage commissions and the Value Fund/VA, which did not offer shares during the periods shown), not including spreads or concessions on principal transactions on a net trade basis, for the Funds'
fiscal year ended December 31, 2000, 2001 and 2002; and (ii) for the Funds'
fiscal year ended December 31, 2002, the amount of transactions directed to brokers for research services, and the amount of the commissions paid to broker-dealers for those services, is shown in the chart below:

---------------------------------------------------------------------------------
                                                       Transactions Commissions
                      Total Brokerage Commissions      Directed for Paid
                          Paid by the Funds1           Research2    For
                                                                    Research2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fund                2000        2001         2002          2002         2002

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

High Income
Fund/VA            $7,335      $8,024          $            $            $

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bond Fund/VA      $248,630    $759,725         $            $            $

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Strategic Bond
Fund/VA           $50.611     $38,184          $            $            $

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Aggressive
Growth            $523,144   $2,943,962        $            $            $
Fund/VA

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Capital
Appreciation     $1,473,398  $2,151,288        $            $            $
Fund/VA

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Main     Street(R)
Small             $16,832     $73,472          $            $            $
Cap Fund/VA

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Global
Securities       $3,787,676  $2,591,256   $2,699,449   $273,054,493   $560,199
Fund/VA

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Multiple
Strategies        $666,958    $565,744         $            $            $
Fund/VA

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Main     Street(R)
Growth           $1,278,160  $1,563,519        $            $            $
 Income Fund/VA

---------------------------------------------------------------------------------

1. Shares of Value Fund/VA were not offered for sale during the periods shown in the chart.
2. The amount of  transactions  directed to brokers for  research  services and the amount of the  commissions  paid to brokers for those  services are shown in these columns.

Distribution and Service Plans (Service Shares Only)

The Distributor. Under its General Distributor's Agreements with the Funds,
OppenheimerFunds Distributor, Inc. will only act as the principal underwriter of the Funds' Service shares.

      Each Fund has adopted a Distribution and Service Plan (the "Plan") for its Service shares under Rule 12b-1 of the Investment Company Act, pursuant to which each Fund will make payments to the Distributor in connection with the distribution and/or servicing of Service shares. The Distributor will pay insurance company separate account sponsors and other entities that offer and/or provide services to Service shares, as described in the Prospectus.
Each Plan has been approved by a vote of (i) the Board of Trustees of the
Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares.

      Under the service plan, the Funds currently use the fees it receives to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Service shares. The services include, among others, answering customer inquiries about the Funds, assisting in establishing and maintaining accounts in the Funds, and providing other services at the request of the Funds.

      Under the Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Fund's Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of a
Fund's Service shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's Independent Trustees. Although the Plans provide for a fee of 0.25% of average annual net assets, the Board of Trustees had set the fee at 0.15% of average annual net assets prior to May 1, 2002 (when that rate increased to 0.25% for all series except Money Fund). The Board has set no minimum asset amount.  For the fiscal year ended December 31, 2002, all payments made under the Service Class Plan were paid by the Funds'
distributor, to Recipients (including recipients affiliated with the Manager).

      Those Service class payments during the fiscal year ended December 31,
2002, for all Funds having Service class shares outstanding as of that date, were as follows:

--------------------------------------------------------------------------------

                          Fund                           Service Plan Payments
                                                                by OFDI
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer High Income Fund/VA Service Shares                     $

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Strategic Bond Fund/VA Service Shares                  $

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Aggressive Growth Fund/VA Service Shares               $

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Capital Appreciation Fund/VA Service Shares            $

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Main Street(R)Small Cap Fund/VA Service                 $
Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA Service Shares              N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Main Street(R)Growth  Income Fund/VA                   $
Service Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Oppenheimer Bond Fund/VA Service Shares                            $

--------------------------------------------------------------------------------

      Under the Plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time may use their own resources (which, as to the Manager, may include profits derived from the advisory fee it receives from each respective Fund) to make payments to
Recipients for distribution and administrative services they perform.  The
Distributor and the Manager may, in their sole discretion, increase or decrease the amount of distribution assistance payments they make to
Recipients from their own assets.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its
Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance.  Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding Service shares.  For purposes of voting with respect to the
Plans, Account owners are considered to be shareholders of a Fund's shares.
No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment.  All material amendments must be approved by the
Board and a majority of the Independent Trustees.

      While the plans are in effect and Service shares are outstanding, the
Treasurer of the Trust must provide separate written reports to the Trust's
Board of Trustees at least quarterly describing the amount of payments and the purpose of the payment made pursuant to each Plan. These reports are subject to the review and approval of the Independent Trustees.

Performance of the Funds

Explanation of Performance Terminology.  The Funds use a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below.  The charts below show the
Funds' performance as of the Funds' most recent fiscal year end. You can obtain current performance information by following the instructions in the prospectus for your insurance product, or by calling the Funds' Transfer
Agent at 1.800.981.2871.

      The Funds' illustrations of their performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a Fund of its performance data must include the average annual total returns for the advertised class of shares of that Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Performance information is not shown for Value Fund/VA because shares of the Fund were not offered for sale during the periods shown.

      Use of standardized performance calculations enables an investor to compare the Funds' performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Funds' performance information as a basis for comparison with other investments:
      o     Total returns measure the performance of a hypothetical account in a Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance does not reflect the charges deducted from an investor's separate account by the insurance company or other sponsor of that separate account, which vary from product to product.  If these charges were deducted, performance will be lower than as described in the Fund's Prospectus and Statement of
         Additional Information.  In addition, the separate accounts may have inception dates different from those of the Funds. The sponsor for your insurance product can provide performance information that reflects those charges and inception dates.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The Funds' performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o     The principal value of the Funds' shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     The preceding two statements do not apply to Money Fund/VA, which seeks to maintain a stable net asset value of $1.00 per share. There can be no assurance that Money Fund/VA will be able to do so.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.  The Funds' total returns should not be expected to be the same as the returns of other Oppenheimer funds, whether or not such other funds have the same portfolio managers and/or similar names.

      The Funds' total returns are affected by market conditions, the quality of that Funds' investments, the maturity of debt investments, the types of investments that Fund holds, and its operating expenses.

      |X| Total Return Information.  There are different types of "total returns" to measure the Funds' performance.  Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Funds use standardized calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.

                        ERV - 1 = AVERAGE ANNUAL TOTAL RETURN
                        ----
                         P
o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:
------------------------------------------------------------------------------
      o     Cumulative Total Return.  The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:
------------------------------------------------------------------------------
                        ERV - P = TOTAL RETURN
                        -------
                           P

The Funds' Total Returns for the Periods Ended 12/31/02

--------------------------------------------------------------------------------

       Fund and             1 Year           5 Years          10 Years
Class/Inception Date2         (or              (or               (or
                        life-of-class)    life-of-class)   life-of-class)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

High Income Fund/VA            %                %                 %
(4/3/86)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares:                %                %                 %
High Income Fund/VA
(9/18/01)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Bond Fund/VA (4/3/85)          %                %                 %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares:                %                %                 %
Bond Fund/VA (5/1/02)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Aggressive Growth              %                %                 %
Fund/VA (8/15/86)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares:                %                %                 %
Aggressive Growth
Fund/VA (10/16/00)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capital Appreciation           %                %                 %
Fund/VA (4/3/85)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares:
Capital Appreciation Fund/VA            %              %               %
(9/18/01)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Multiple Strategies            %                %                 %
Fund/VA (2/9/87)

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------

-------------------         -22.13%           5.41%            11.91%
         7

-------------------

----------------------

Global Securities
Fund/VA (11/12/90)

---------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares:                      -22.37%        -16.93%2          N/A
---------------------------------
Global Securities Fund/VA
(7/13/00)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Strategic Bond Fund/VA (5/3/93)         %              %               %

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares:                         %              %               %
Strategic Bond Fund/VA (3/19/01)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Main Street(R)Growth  Income            %              %               %
Fund/VA (7/5/95)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares:
Main Street(R)Growth  Income            %              %               %
Fund/VA (7/13/00)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Main Street(R)Small Cap Fund/VA          %              %               %
(5/1/98)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Service Shares:
Main Street(R)Small Cap Fund/VA          %              %               %
(7/16/01)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Money Fund/VA (4/3/85)                  %              %               %

--------------------------------------------------------------------------------

(1)   Cumulative  total  return  for a  period  of less  than  one year is not annualized.
(2)   Because  Class 3 shares of Global  Securities  Fund/VA  were not offered for sales  during the Fund's  fiscal  year ended  December  31,  2002,  no performance information is included in the table above for Class 3 shares.

o     Standardized Yield.  The "standardized yield" (sometimes referred to just as "yield") is shown for a stated 30-day period.  It is not based on actual distributions paid by the Fixed Income Funds to shareholders in the
30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                        STANDARDIZED YIELD = 2 (A - B + 1) - 1
                                                -----
                                                 CD

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.  Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield.  The Fixed Income Funds may quote a "dividend yield"
for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares during the actual dividend period.  To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  Because the Fixed Income Funds pay their annual dividend in March of each year, dividend yield is shown for the 30 days ended March 31, 2002.  The formula is shown below:

Dividend Yield = Distribution Paid / No. of Days in the Period x No. of Days
                -------------------------------------------------------------
in the Calendar Year
--------------------
                    Maximum Offering Price (payment date)

---------------------------------------------------------------------------------

                              Standardized Yield for    Dividend Yield for the
           Fund              the 30-Day Period Ended      30-Day Period Ended
                                     12/31/02                   3/31/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

High Income Fund/VA                     %                          %

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bond Fund/VA                            %                          %

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Strategic Bond Fund/VA                  %                          %

---------------------------------------------------------------------------------

o     Money Fund/VA Yields.  The current yield for Money Fund/VA is calculated for a seven-day period of time as follows.  First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

Other Performance Comparisons.  The Funds may compare their performance annually to that of an appropriate broadly-based market index in its Annual
Report to shareholders. You can obtain that information by contacting the
Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information.  The Funds may also compare their performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

      |X|         Lipper Rankings. From time to time the Funds may publish
the rankings of their performance by Lipper, Inc. Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the
Funds, and ranks their performance for various periods in categories based on investment styles.  The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.
Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X|         Morningstar Ratings.  From time to time the star rating of the performance of separate accounts that hold Fund shares will be determined by Morningstar, Inc. an independent mutual fund monitoring service.
Morningstar rates separate accounts that hold mutual funds in broad investment categories.  The results may be published by or for the Funds or the separate account sponsors.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      The total return rating of a separate account holding shares of a Fund may also be compared to that of other separate accounts in its Morningstar category, in addition to its star ratings.  Those total return ratings are percentages from one percent to one hundred percent and are not risk adjusted.  For example, if a separate account is in the 94th percentile, that means that 94% of the separate accounts in the same category performed better than it did.

      |X|         Performance Rankings and Comparisons by Other Entities and
Publications.  From time to time the Funds may include in advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.  The Funds'
performance may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Funds' shares to the return on fixed-income investments available from banks and thrift institutions.  Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However, the Funds' returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Funds may publish rankings or ratings of the
Manager other than performance rankings of the Oppenheimer funds themselves.
Those ratings or rankings by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, insurance sponsors, shareholders or others.

      From time to time the Funds may include in advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of one or more of the Funds. The combined account may be part of an illustration of an asset allocation model or similar presentation.  The account information may combine total return performance of the Funds included in the account.  Additionally, from time to time, advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions.  That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Funds.

ABOUT your account

How to Buy and Sell Shares

      Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity and other insurance company separate accounts, as explained in the Prospectuses for the Funds and for the insurance product you have selected. Therefore, instructions from an investor to buy or sell shares of the Funds should be directed to the insurance sponsor for the investor's separate account, or that insurance sponsor's agent.

      |X|         Allocation of Expenses. The Funds pay expenses related to
its daily operations, such as custodian bank fees, certain Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the Fund's assets and are not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      For any Fund that has more than one class of shares outstanding, the methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes.  The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Funds are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the
Exchange is open.  The calculation is done by dividing the value of the
Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time."  The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin
Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day.  Because the Funds'
net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of The Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The Exchange, will not be reflected in the Funds' calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|         Securities Valuation. The Funds' Board of Trustees has
established procedures for the valuation of those Funds' securities.  In general the procedures for all Funds other than Money Fund/VA are as follows:
o     Equity securities traded on a U.S. securities exchange or on Nasdaq are valued as follows:
1.    if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
2.    if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not, at the
               closing "bid" price on the valuation date.

o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
1.    at the last sale price available to the pricing service approved by the
               Board of Trustees, or
2.    at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
3.    at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Funds' Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Funds' Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
1.    debt instruments that have a maturity of more than 397 days when issued,
2.    debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
3.    non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
1.    money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
2.    debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When a Fund writes an option, an amount equal to the premium received is included in that Fund's Statement of Assets and Liabilities as an asset.
An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option.  In determining the Fund's gain on investments, if a call or put written by a Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by a Fund expires, that Fund has a gain in the amount of the premium. If that Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If a
Fund exercises a put it holds, the amount that Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

Money Fund/VA Net Asset Valuation Per Share.  Money Fund/VA will seek to maintain a net asset value of $1.00 per share for purchases and redemptions.
There can be no assurance it will do so.  Money Fund/VA operates under Rule
2a-7 under which it may use the amortized cost method of valuing their shares.  The Funds' Board of Trustees has adopted procedures for that purpose.  The amortized cost method values a security initially at its cost and thereafter assumes
a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into account unrealized capital gains or losses.

      The Funds' Board of Trustees has established procedures intended to stabilize Money Fund/VA's net asset value at $1.00 per share.  If Money
Fund/VA's net asset value per share were to deviate from $1.00 by more than
0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken.  If the Trustees find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the
Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of shares of that Fund without monetary consideration, or calculating net asset value per share by using available market quotations.

      As long as Money Fund/VA uses Rule 2a-7, it must abide by certain conditions described in the Prospectus which limit the maturity of securities that Fund buys. Under Rule 2a-7, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable rate demand and floating rate instruments.  Repurchase agreements and securities loan agreements are, in general, treated as having maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

      While amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price Money Fund/VA would receive if it sold the instrument.  During periods of declining interest rates, the daily yield on shares of that Fund may tend to be lower (and net investment income and daily dividends higher) than market prices or estimates of market prices for its portfolio.  Thus, if the use of amortized cost by the funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Money Fund/VA would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in that Fund would receive less investment income than if Money Fund/VA were priced at market value.
Conversely, during periods of rising interest rates, the daily yield on shares of that Fund will tend to be higher and its aggregate value lower than that of a portfolio priced at market value.  A prospective investor would receive a lower yield than from an investment in a portfolio priced at market value, while existing investors in Money Fund/VA would receive more investment income than if that Fund were priced at market value.

Dividends, Capital Gains and Taxes

Dividends and Distributions.  The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Funds' portfolios, and expenses borne by the Funds or borne separately by a class (if more than one class of shares are outstanding). Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. Dividends on Service shares are expected to be lower. That is because of the effect of the additional fee on
Service shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Tax Status of the Funds' Dividends and Distributions.  The federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus, and may also be explained in the prospectus for the insurance product you have selected.

      The Funds intend to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). If the Funds qualify as  "regulated investment companies" under the Internal
Revenue Code, they will not be liable for federal income taxes on amounts paid by it as dividends and distributions.  The Funds qualified as regulated investment companies in its last fiscal year.  The Internal Revenue Code contains a number of complex tests relating to qualification which the Funds might not meet in any particular year.  If it did not so qualify, the Funds would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

Additional Information About the Funds

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager.  It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.  The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per annum of shares of any class of any Fund, effective October 1, 2001. That undertaking may be amended or withdrawn at any time. The Transfer Agent also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Funds to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Funds' cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte  Touche LLP are the independent  auditors of the Funds.  They audit the Funds'  annual  financial  statements  and  perform other  related audit  services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

                                  Appendix A

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C:  Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2"
indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard  Poor's Corporation
------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard  Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and
C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B:  A bond rated B is more vulnerable to nonpayment than an obligation rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2:  Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C:  Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and
`D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D'
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D:     Default. Denotes actual or imminent payment default.

                                  Appendix B

             INDUSTRY CLASSIFICATIONS (Oppenheimer Money Fund/VA)

Aerospace  Defense               Household Products
Air Freight  Couriers            Industrial Conglomerates
Airlines                          Insurance
Asset Backed Securities           Internet  Catalog Retail
Auto Components                   Internet Software  Services
Automobiles                       Information Technology Consulting  Services
Banks                                             Leasing  Factoring
Beverages                         Leisure Equipment  Products
Biotechnology                     Machinery
Broker-Dealer                     Marine
Building Products                 Media
Chemicals                         Metals  Mining
Commercial Finance                Multiline Retail
Commercial Services  Supplies    Multi-Utilities
Communications Equipment          Municipal
Computers  Peripherals           Office Electronics
Construction  Engineering        Oil  Gas
Construction Materials            Paper  Forest Products
Consulting  Services             Personal Products
Consumer Finance                  Pharmaceuticals
Containers  Packaging            Real Estate
Distributors                      Repurchase Agreements
Diversified Financials            Road  Rail
Diversified Telecommunication     Semiconductor Equipment  Products
Services
Electric Utilities                Software
Electrical Equipment              Special Purpose Financial
Electronic Equipment             Specialty Retail
Instruments
Energy Equipment  Services       Textiles  Apparel
Food  Drug Retailing             Tobacco
Food Products                     Trading Companies  Distributors
Foreign Government                Transportation Infrastructure
Gas Utilities                     U.S. Government Agencies-Full Faith and Credit
                                  Agencies
Health Care Equipment  Supplies  U.S. Government Agencies-Government Sponsored
                                  Enterprises
Health Care Providers  Services  U.S. Government Instrumentalities
Hotels Restaurants  Leisure      U.S. Government Obligations
Household Durables                Water Utilities
                                  Wireless Telecommunication Services

                                  Appendix C

    INDUSTRY CLASSIFICATIONS (all Funds except Oppenheimer Money Fund/VA)

Aerospace  Defense                Household Durables
Air Freight  Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet  Catalog Retail
Banks                              Internet Software  Services
Beverages                          Information Technology Consulting
                                   Services
Biotechnology                      Leisure Equipment  Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services  Supplies     Media
Communications Equipment           Metals  Mining
Computers  Peripherals            Multiline Retail
Construction  Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers  Packaging             Oil  Gas
Distributors                       Paper  Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road  Rail
Electronic Equipment  Instruments Semiconductor Equipment  Products
Energy Equipment  Services        Software
Food  Drug Retailing              Specialty Retail
Food Products                      Textiles  Apparel
Gas Utilities                      Tobacco
Health Care Equipment  Supplies   Trading Companies  Distributors
Health Care Providers  Services   Transportation Infrastructure
Hotels Restaurants  Leisure       Water Utilities
                                   Wireless Telecommunication Services

Appendix D - Major  Shareholders.  As of March 31,  2002,  the total number of shares  outstanding,  and the number of shares and  approximate  percentage of
Fund  shares held of record by separate  accounts of the  following  insurance companies (and their respective  subsidiaries) and by  OppenheimerFunds,  Inc.
("OFI")  were as  follows.  ["*"  indicates  less  than 5% of the  outstanding shares of that fund or class]:

                                            Allstate  Columbus
                  Total       Aetna       Financial     Life        CUNA
                  Outstanding

Money Fund        397,651,230.486     *      *              *
*

High Income Fund   46,451,808,072     *      *              *
7,354,788.551
                                                                        15.83%
Service Shares:
High Income Fund              398.443

Bond Fund           65,347,859.815    *      *             *               *

Aggressive Growth  39,009,201.592   *        *             *               *
Fund

Service Shares:
Aggressive Growth Fund        1,876.317                              506.252
  *
                                                         27.02%
Capital Appreciation
 Fund              56,455,345.358     *      *              *                *
17.20%                  42.20%

Service Shares:
Capital Appreciation Fund         18,673.573

Multiple Strategies      39,643,775.437     *            *               *
  *
Fund

Global Securities        86,531,190.913   9,332,500.150  *              *
   *
Fund                          10.79%
41.58%

Service Shares:
Global Securities       1,150,999.777       *           *            *
                *
Fund

Main Street Growth      58,903,807.576      3,952,230.888    *             *
     *
 Income Fund                       6.71%

Service Shares:         1,491,037.826         *            *             *
                 *
Main Street Growth
 Income Fund

Service Shares:Main
Street Small Cap        48,949.735         *     210,690.783         *
      *
Fund                                        11.05%

Strategic Bond Fund     83,661,912.627    12,935,528.913  *                *
                   *
                              15.46%

Service Shares:                 22,404.160  *   *                 *
*                             *             *
Strategic Bond Fund                  (continued)

                        GE    Jefferson Pilot   John Hancock         Lincoln
Benefit

Money Fund                    *              *              *              *

High Income Fund        16,434,192.655       *              *              *
                              35.38%
Service Shares:
High Income Fund                          *             *            *
*

Bond Fund               12,169,723.630      4,373,609.704   *              *
                             18.62%         6.69%

Aggressive Growth       4,879,499.046        *              *                *
*
Fund                         12.51%

Service Shares:
Aggressive Growth Fund        *              *              *               *
27.02%
Capital Appreciation
 Fund

Capital Appreciation Fund     8,868,143.659     *                 *
*
                             15.71%
Service Shares:
Capital Appreciation Fund           *           *           9,206.301
*
                                                         49.30%

Multiple Strategies          6,467,725.044   *              *                *
  *
Fund                         16.31%

Global Securities             *              *              *              *
*                          *
Fund

Service Shares:
Global Securities            1,143,242,123   *              *              *
Fund                          99.33%

Main Street Growth             *             *               *             *
 Income Fund

Service Shares:              1,460,653.189     *            *               *
Main Street Growth                  97.96%
 Income Fund

Service Shares:Main
Street Small Cap               *               *            *
46,282.842
Fund                                                                    94.55%

Strategic Bond Fund            *                *            *             *

Service Shares:                           *              *           *
*
Strategic Bond Fund

 (continued)

                        MassMutual        Monarch  Nationwide     OFI
Protective

Money Fund              341,267,681.842     *           *        *
26,476,467.310
                             85.82%                                   6.66%

High Income Fund        14,440,668.101       *           *
*                 *
                              31.09%
Service Shares:
High Income Fund                          *             *            *
130.707     *
                                                                  32.80%

Bond Fund               18,627,597.825       *
26,597,251.2*2*
                             28.51%                     40.70%

Aggressive Growth       20,769,346.038       *          9,527,767.378   *
  *
Fund                         53.24%                     24.42%

Service Shares:
Aggressive Growth Fund        *              *              *               *
27.02%
Capital Appreciation Fund

Capital Appreciation Fund     13,092,108.603        *       25,260,692.113 *
*
                              23.19%                     44.74%

Service Shares:
Capital Appreciation Fund           *           *           7,632.766   *
*
                                                         40.87%

Multiple Strategies          9,434,886.651  2,745,479.81117,201,079.241 *
*                         *                 *
Fund                         23.80%         6.93%           43.39%

Global Securities            37,967,082.498     *
35,270,761.711    *          *
Fund                          43.88%                     40.76%

Service Shares:
Global Securities             *              *              *        *     *
Fund

Main Street Growth           19,208,310.983     *
24,943,357.544    *     4,751,961.679
 Income Fund                       32.61%                  42.35%
8.07%

Service Shares:                  *           *              *        *     *
Main Street Growth
 Income Fund

Service Shares:Main          1,134,928.674
Street Small Cap               59.55%             *         *        *
*
Fund

Strategic Bond Fund          52,919,451.356     *                 *      *
9,318,182.778
                              63.25%                                    11.14%

Service Shares:                             *           *
20,426.032  *     *
Strategic Bond Fund                                         91.17%

                                                            (continued)
                                                                     American
                        Pruco             Transamerica      Travelers
General

Money Fund              *                       *           *           *

High Income Fund        *                       *           *           *

Service Shares:
High Income Fund        *                    267.736        *           *
                                             67.20%

Bond Fund               *                       *           *           *

Aggressive Growth       *                       *           *           *
Fund

Service Shares:
Aggressive Growth Fund       1,354.535                  *         *        *
Capital Appreciation         72.31%
 Fund

Capital Appreciation Fund     *                         *            *
*

Service Shares:
Capital Appreciation Fund     *                          *           1,744.497
*                             40.87%
                                                            9.34%

Multiple Strategies          *                        *           *        *
Fund

Global Securities            *                          *         *        *
Fund

Service Shares:
Global Securities            *                          *         *        *
Fund

Main Street Growth           *                          *         *
423,222.813
 Income Fund
22.21%

Service Shares:                 *                         *          *
*
Main Street Growth
 Income Fund

Service Shares:Main
Street Small Cap              *                            *            *
*
Fund

Strategic Bond Fund          *                          *          *       *

Service Shares:              *                          *            *
*
Strategic Bond Fund

------------------------------------------------------------------------------

Oppenheimer Variable Account Funds

------------------------------------------------------------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.981.2871

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Auditors
      Deloitte  Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams  Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Legal Counsel to the Independent Trustees
      Mayer, Brown, Rowe  Maw
      1675 Broadway
      New York, New York 10019

PX600.001.0503

                      OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION
Item 23.  Exhibits
------------------

(a) (i) Form of  Amendment  No. 1 dated  02/24/03 to the  Amended  and  Restated
        Declaration of Trust dated 08/27/02: Filed herewith.

    (ii)Thirteenth  Amended and Restated  Declaration  of Trust dated  8/27/02:
        Previously  filed with  Registrant's  Post-Effective  Amendment No. 38
        (10/08/02), and incorporated herein by reference.

(b)   Amended  By-Laws  dated  10/24/00:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 36 (4/17/01),  and incorporated  herein by reference.

(c)

(i)   Oppenheimer Money Fund/VA specimen share  certificate:  Previously filed with Registrant's  Post-Effective  Amendment No. 37 (4/24/02), and
            incorporated herein by reference.

(ii)  Oppenheimer  Bond Fund/VA specimen share  certificate:  Previously filed with Registrant's  Post-Effective  Amendment No. 37 (4/24/02), and
            incorporated herein by reference.
(iii) Oppenheimer  Capital  Appreciation  Fund/VA specimen share  certificate:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37 (4/24/02), and incorporated herein by reference.
(iv)  Oppenheimer High Income Fund/VA specimen share  certificate:  Previously
            filed   with   Registrant's   Post-Effective   Amendment   No.  37
            (4/24/02), and incorporated herein by reference.
(v)   Oppenheimer   Aggressive  Growth  Fund/VA  specimen  share  certificate:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37 (4/24/02), and incorporated herein by reference.
(vi)  Oppenheimer  Multiple  Strategies  Fund/VA  specimen share  certificate:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37 (4/24/02), and incorporated herein by reference.
(vii) Oppenheimer   Global  Securities  Fund/VA  specimen  share  certificate:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37 (4/24/02), and incorporated herein by reference.
(viii)      Oppenheimer  Strategic Bond Fund/VA  specimen  share  certificate:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37 (4/24/02), and incorporated herein by reference.
(ix)  Oppenheimer   Main  Street  Growth    Income  Fund/VA   specimen  share
            certificate:  Previously  filed with  Registrant's  Post-Effective
            Amendment No. 37 (4/24/02), and incorporated herein by reference.
(x)   Oppenheimer  Main Street Small Cap Fund/VA  specimen share  certificate:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37 (4/24/02), and incorporated herein by reference.
(xi)  Oppenheimer  Money Fund/VA  Service class  specimen  share  certificate:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            37 (4/24/02), and incorporated herein by reference.
(xii) Oppenheimer  Bond Fund/VA Service class specimen share  Previously filed with Registrant's  Post-Effective  Amendment No. 37 (4/24/02), and
            incorporated herein by reference.
(xiii)      Oppenheimer  Capital  Appreciation  Fund/VA Service class specimen
            share    certificate:    Previously   filed   with    Registrant's
            Post-Effective   Amendment  No.  37  (4/24/02),  and  incorporated
            herein by reference.
(xiv) Oppenheimer   High  Income   Fund/VA   Service  class   specimen   share
            certificate:  Previously  filed with  Registrant's  Post-Effective
            Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xv)  Oppenheimer  Aggressive  Growth  Fund/VA  Service class  specimen  share certificate:  Previously  filed with  Registrant's  Post-Effective
            Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xvi) Oppenheimer  Multiple  Strategies  Fund/VA  Service class specimen share certificate:  Previously  filed with  Registrant's  Post-Effective
            Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xvii)      Oppenheimer  Global  Securities  Fund/VA  Service  class  specimen
            share    certificate:    Previously   filed   with    Registrant's
            Post-Effective   Amendment  No.  37  (4/24/02),  and  incorporated
            herein by reference.
(xviii)     Oppenheimer  Strategic  Bond Fund/VA  Service class specimen share certificate:  Previously  filed with  Registrant's  Post-Effective
            Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xix) Oppenheimer  Main Street Growth  Income Fund/VA  Service class specimen
            share    certificate:    Previously   filed   with    Registrant's
            Post-Effective   Amendment  No.  37  (4/24/02),  and  incorporated
            herein by reference.
(xx)  Oppenheimer  Main Street Small Cap Fund/VA  Service class specimen share certificate:  Previously  filed with  Registrant's  Post-Effective
            Amendment No. 37 (4/24/02), and incorporated herein by reference.
(xxi) Oppenheimer  Value Fund/VA  Service class  specimen  share  certificate:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            38 (10/08/02), and incorporated herein by reference.

(xxii)      Oppenheimer  Global  Securities  Fund/VA  Class 3  specimen  share certificate: Filed herewith.

(d)
(i)   Investment  Advisory  Agreement  for  Oppenheimer  Money  Fund/VA  dated
            9/1/94:  Filed with Registrant's  Post-Effective  Amendment No. 26
            (2/13/95), and incorporated herein by reference.
(ii)  Investment  Advisory Agreement for Oppenheimer High Income Fund/VA dated
            9/1/94:  Filed with Registrant's  Post-Effective  Amendment No. 26
            (2/13/95), and incorporated herein by reference.
(iii) Investment   Advisory  Agreement  for  Oppenheimer  Bond  Fund/VA  dated
            9/1/94:  Filed with Registrant's  Post-Effective  Amendment No. 26
            (2/13/95), and incorporated herein by reference.
(iv)  Amended and  Restated  Investment  Advisory  Agreement  for  Oppenheimer
            Aggressive  Growth  Fund/VA  dated 5/1/99:  Previously  filed with
            Registrant's   Post-Effective  Amendment  No.  34  (4/29/99),  and
            incorporated herein by reference.
(v)   Investment  Advisory  Agreement  for  Oppenheimer  Capital  Appreciation
            Fund/VA  dated  9/1/94:  Filed  with  Registrant's  Post-Effective
            Amendment No. 26 (2/13/95), and incorporated herein by reference.
(vi)  Investment  Advisory  Agreement  for  Oppenheimer   Multiple  Strategies
            Fund/VA  dated  9/1/94:  Filed  with  Registrant's  Post-Effective
            Amendment No. 26 (2/13/95), and incorporated herein by reference.
(vii) Investment  Advisory Agreement for Oppenheimer Global Securities Fund/VA
            dated 9/1/94:  Filed with  Registrant's  Post-Effective  Amendment
            No. 26 (2/13/95), and incorporated herein by reference.
(viii)      Investment  Advisory  Agreement  for  Oppenheimer  Strategic  Bond
            Fund/VA  dated  9/1/94:  Filed  with  Registrant's  Post-Effective
            Amendment No. 26 (2/13/95), and incorporated herein by reference.
(ix)  Investment  Advisory  Agreement  for  Oppenheimer  Main Street  Growth
            Income   Fund/VA   dated   5/1/95:    Filed   with    Registrant's
            Post-Effective   Amendment  No.  29  (4/22/96),  and  incorporated
            herein by reference.
(x)   Investment  Advisory  Agreement  for  Oppenheimer  Main Street Small Cap
            Fund/VA  dated  5/1/98:  Filed  with  Registrant's  Post-Effective
            Amendment No. 31 (1/30/98), and incorporated herein by reference.

(xi)  Investment  Advisory  Agreement  for  Oppenheimer  Value  Fund/VA  dated
            10/22/02: Filed with Registrant's  Post-Effective Amendment No. 39
            (12/20/02) and incorporated herein by reference.

(e)
(i)   General Distributor's  Agreement for Service shares of Oppenheimer Money
            Fund /VA dated 5/1/98: Filed with Post-Effective  Amendment No. 32
            (4/29/98), and incorporated herein by reference.
(ii)  General  Distributor's  Agreement for Service shares of Oppenheimer Bond
            Fund/VA dated 5/1/98:  Filed with Post-Effective  Amendment No. 32
            (4/29/98), and incorporated herein by reference.
(iii) General  Distributor's  Agreement  for  Service  shares  of  Oppenheimer
            Capital    Appreciation   Fund/VA   dated   5/1/98:   Filed   with
            Post-Effective   Amendment  No.  32  (4/29/98),  and  incorporated
            herein by reference.
(iv)  General  Distributor's  Agreement for Service shares of Oppenheimer High
            Income Fund/VA dated 5/1/98:  Filed with Post-Effective  Amendment
            No. 32 (4/29/98), and incorporated herein by reference.
(v)   General  Distributor's  Agreement  for  Service  shares  of  Oppenheimer
            Aggressive Growth Fund/VA dated 5/1/98:  Filed with Post-Effective
            Amendment No. 32 (4/29/98), and incorporated herein by reference.
(vi)  General  Distributor's  Agreement  for  Service  shares  of  Oppenheimer
            Multiple    Strategies   Fund/VA   dated   5/1/98:    Filed   with
            Post-Effective   Amendment  No.  32  (4/29/98),  and  incorporated
            herein by reference.
(vii) General  Distributor's  Agreement  for  Service  shares  of  Oppenheimer
            Global Securities Fund/VA dated 5/1/98:  Filed with Post-Effective
            Amendment No. 32 (4/29/98), and incorporated herein by reference.
(viii)      General Distributor's  Agreement for Service shares of Oppenheimer
            Strategic  Bond Fund/VA  dated 5/1/98:  Filed with  Post-Effective
            Amendment No. 32 (4/29/98), and incorporated herein by reference.
(ix)  General  Distributor's  Agreement for Service shares of Oppenheimer Main
            Street  Growth    Income   Fund/VA   dated  5/1/98:   Filed  with
            Post-Effective  Amendment 32 (4/29/98), and incorporated herein by reference.
(x)   General  Distributor's  Agreement for Service shares of Oppenheimer Main
            Street Small Cap Fund/VA dated 5/1/98:  Filed with  Post-Effective
            Amendment No. 32 (4/29/98), and incorporated herein by reference.

(xi)  General Distributor's  Agreement for Service shares of Oppenheimer Value
            Fund/VA dated  10/22/02:  Filed with  Registrant's  Post-Effective
            Amendment No. 39 (12/20/02) and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation     Plan    for    Disinterested
      Trustees\Directors:  Filed with  Post-Effective  Amendment No. 40 to the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/27/98, and incorporated herein by reference.

(g)   Global Custody Agreement dated August 16, 2002 between Registrant and
      JPMorgan Chase Bank: Previously filed with Post-Effective Amendment No.
      9 to the Registration Statement of Oppenheimer International Bond Fund
      (Reg. No. 33-58383), 11/21/02, and incorporated herein by reference.

(h)   Not applicable.

(i)
(i)   Opinion  and  Consent  of  Counsel,   3/14/85:   Previously  filed  with
            Registrant's  Pre-Effective  Amendment  No. 1  (3/20/85),  refiled
            with  Registrant's   Post-Effective  Amendment  No.  27  (4/27/95)
            pursuant to Item 102 of Regulation  S-T, and  incorporated  herein by reference.
(ii)  Opinion  and  Consent  of  Counsel,   4/28/86:   Previously  filed  with
            Registrant's  Post-Effective  Amendment  No. 5 (8/12/86),  refiled
            with  Registrant's   Post-Effective  Amendment  No.  27  (4/27/95)
            pursuant to Item 102 of Regulation  S-T, and  incorporated  herein by reference.
(iii) Opinion  and  Consent  of  Counsel,   7/31/86:   Previously  filed  with
            Registrant's  Post-Effective  Amendment  No. 5 (8/12/86),  refiled
            with  Registrant's   Post-Effective  Amendment  No.  27  (4/27/95)
            pursuant to Item 102 of Regulation  S-T, and  incorporated  herein by reference.
(iv)  Opinion  and  Consent  of  Counsel,   1/21/87:   Previously  filed  with
            Registrant's  Post-Effective  Amendment  No. 7  (2/6/87),  refiled with  Registrant's  Post-Effective  Amendment  No.  27  (4/27/95),
            pursuant to Item 102 of Regulation  S-T, and  incorporated  herein by reference.
(v)   Opinion and Consent of Counsel,  dated July 31, 1990:  Previously  filed with  Registrant's  Post-Effective  Amendment  No.  15  (9/19/90),
            refiled  with   Registrant's   Post-Effective   Amendment  No.  27
            (4/27/95)   pursuant   to  Item  102  of   Regulation   S-T,   and
            incorporated herein by reference.
(vi)  Opinion and Consent of Counsel  dated April 23, 1993:  Previously  filed with  Registrant's  Post-Effective  Amendment  No.  22  (4/30/93),
            refiled  with   Registrant's   Post-Effective   Amendment  No.  27
            (4/27/95)   pursuant   to  Item  102  of   Regulation   S-T,   and
            incorporated herein by reference.
(vii) Opinion  and  Consent  of  Counsel  dated  April 18,  1995:  Filed  with
            Post-Effective   Amendment  No.  29  (4/22/96),  and  incorporated
            herein by reference.
(viii)      Opinion  and  Consent  of Counsel  dated May 1,  1998:  Previously
            filed   with   Registrant's   Post-Effective   Amendment   No.  35
            (4/26/00), and incorporated herein by reference.

(j)   Independent Auditors' Consent: To be filed by Post-Effective Amendment.

(k)   Not applicable.

(l)   Investment  Letter dated 3/14/85 from Monarch Life Insurance  Company to
      Registrant:  Previously filed with Registrant's Post-Effective Amendment
      No. 37 (4/24/02), and incorporated herein by reference.

(m)

(i)   Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service  shares  of  Oppenheimer   Money  Fund/VA  dated  2/29/00:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            35 (4/26/00), and incorporated herein by reference.
(ii)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service  shares  of   Oppenheimer   Bond  Fund/VA  dated  2/29/00:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            35 (4/26/00), and incorporated herein by reference.
(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service shares of Oppenheimer Capital  Appreciation  Fund/VA dated
            2/29/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No. 35 (4/26/00), and incorporated herein by reference.
(iv)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service shares of  Oppenheimer  High Income Fund/VA dated 2/29/00:
            Previously filed with  Registrant's  Post-Effective  Amendment No.
            35 (4/26/00), and incorporated herein by reference.
(v)   Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service  shares of  Oppenheimer  Aggressive  Growth  Fund/VA dated
            2/29/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No. 35 (4/26/00), and incorporated herein by reference.
(vi)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service shares of Oppenheimer  Multiple  Strategies  Fund/VA dated
            2/29/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No. 35 (4/26/00), and incorporated herein by reference.
(vii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service  shares of  Oppenheimer  Global  Securities  Fund/VA dated
            2/29/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No. 35 (4/26/00), and incorporated herein by reference.
(viii)      Amended and Restated  Distribution  and Service Plan and Agreement
            for Service  shares of  Oppenheimer  Strategic  Bond Fund/VA dated
            2/29/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No. 35 (4/26/00), and incorporated herein by reference.
(ix)  Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service shares of Oppenheimer  Main Street Growth  Income Fund/VA dated 2/29/00:  Previously filed with Registrant's  Post-Effective
            Amendment No. 35 (4/26/00), and incorporated herein by reference.
(x)   Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Service shares of Oppenheimer  Main Street Small Cap Fund/VA dated
            2/29/00:   Previously  filed  with   Registrant's   Post-Effective
            Amendment No. 35 (4/26/00), and incorporated herein by reference.
(xi)  Distribution  and  Service  Plan and  Agreement  for  Service  shares of
            Oppenheimer    Value   Fund   /VA:    Filed   with    Registrant's
            Post-Effective   Amendment  No.  39  (12/20/02)  and  incorporated
            herein by reference.

(n)   Oppenheimer  Funds  Multiple Class Plan under Rule 18f-3 dated March 18,
      1996 and updated through 8/21/01:  Previously filed with  Post-Effective
      Amendment  No. 20 to the  Registration  Statement  of  Oppenheimer  Cash
      Reserves  (Reg.  No.  33-23223),  9/27/01,  and  incorporated  herein by reference.

o)    Powers of Attorney for all Trustees/Directors and Officers except for
      Beverly L. Hamilton, Robert J. Malone, Edward Cameron, F. William
      Marshall, Jr., and John Murphy (including Certified Board Resolutions):
      Previously filed with Pre-Effective Amendment No. 2 to the Registration
      Statement of Oppenheimer Select Managers (Reg. No. 333-49774), 2/8/01,
      and incorporated herein by reference.

      (i)   Powers of Attorney for Edward Cameron, F. William Marshall Jr.
            and John Murphy: Previously filed with Post-Effective Amendment
            No. 45 to the Registration Statement of Oppenheimer High Yield
            Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (ii)  Powers of Attorney  for Beverly L.  Hamilton and Robert J. Malone:
            Previously  filed  with  Post-Effective  Amendment  No.  46 to the
            Registration  Statement of  Oppenheimer  High Yield Fund (Reg. No.
            2-62076), 8/23/02, and incorporated herein by reference

(p)   Amended and Restated Code of Ethics of the  Oppenheimer  Funds dated May
      15,  2002  under  Rule  17j-1  of the  Investment  Company  Act of 1940:
      Previously   filed  with   Post-Effective   Amendment   No.  29  to  the
      Registration  Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/22/02, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of Trust  filed as Exhibit  23(a) to this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to
      other  investment   companies,   including   without   limitation  those
      described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director,  officer,  employee,  partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy B. Adamshick,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles E. Albers,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             As of January 2002: Secretary of
Vice President  Secretary     OppenheimerFunds, Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Avelino,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce L. Bartlett,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Batejan,                None
Executive Vice President/
Chief Information Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Bartling,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Bonner,                  Formerly Manager, Sales Support for Prudential
Vice President                 Insurance Company (August 1995-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Burroughs                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Carbuto,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001); software
                               architect for Sapient Corporation (March
                               1997-July 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
O. Leonard Darling,            Chairman of the Board and a director (since June
Vice Chairman, Executive Vice  1999) and Senior Managing Director (since
President, Chief Investment    December 1998) of HarbourView Asset Management
Officer  Director             Corporation; a director (since July 2001) of
                               Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen  Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Armand B. Erpf,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation; Vice President of Oppenheimer Real
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Forrest,                  None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Crystal French,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul M. Goldenberg,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly Executive Director with
                               Miller Anderson Sherrerd, a division of Morgan
                               Stanley Investment Management. (April 1992-March
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Grill,                  None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Satish Gupta,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Guy,                    None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Hager,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neil Hanson,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Saba Hekmat,                   Formerly Director, Credit Research Analyst at
Assistant Vice President       MetLife Investments (July 1996-October 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President    Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; and of OFI Institutional
                               Asset Management, Inc. (since February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lewis A. Kamman,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002); CFO of
                               Kandi Corp. (October 1989-August 1993).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None.
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Garrett K. Kolb,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Avram D. Kornberg,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President    Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Reed Litcher,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson  Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marianne Manzolillo,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip T. Masterson,           None
Vice   President    Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional
                               Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Migan,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President      Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly an Executive Director and
                               Portfolio Manager with Miller Anderson
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer  Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President   Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Heather Rabinowitz,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard H. Rubinstein,         None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive Vice President and   of Oppenheimer Acquisition Corp.; President and
Director                       director of Shareholder Services, Inc. and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Schneider,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Schultz,                 Chief Executive Officer, President  Senior
Senior Vice President          Managing Director  Director of OFI
                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               Oppenheimer Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Soper,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayne M. Stevlingson,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Since December 2001, Secretary of Oppenheimer
Assistant Vice President,      Trust Company.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin L. Surrett,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony A. Tanner,             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tanya Valency,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman  Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal  Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               Formerly, principal at Richards  Tierney, Inc.
Senior Vice President          (until June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management Corporation,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Treasurer and Chief Financial
                               Officer of Oppenheimer Trust Company; Assistant
                               Treasurer of Oppenheimer Acquisition Corp. and
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Serves on the Board of the Colorado Ballet.
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Senior Vice President          January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and Oppenheimer Trust Company;
                               Vice President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary of OAC
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc.; Vice President of
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth  Income Fund
Oppenheimer Gold  Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth  Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Municipal Bond Fund
Oppenheimer AMT-Free New York Municipals
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)

     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth  Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
      Registrant's service shares. It is also the Distributor of each of the other registered open-end investment companies for which
      OppenheimerFunds, Inc. is the investment adviser, as described in Part
      A and B of this Registration Statement and listed in Item 26(b) above
      (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund,
      Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name  Principal                Position  Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Bonner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Crockett(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(w)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Vice President            None
9 Townview Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle M. Gans                Vice President            None
2700 Polk Street, Apt. #9
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant(2)                  Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristen L. Heyburn              Vice President            None
2315 Mimosa Drive #2
Houston, TX 77019
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard L. Hymes(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer,
                                                          Chairman  Manager

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson(1)             Assistant Vice President  None
                                 Treasurer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heather Rabinowitz(2)           Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis H. Reynolds(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Simone Richter(2)      Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President  Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sciortino               Vice President            None
785 Beau Chene Drive
Mandeville, LA 70471
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie Simon(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Scott McGregor Tatum           Vice President            None
 704 Inwood
Southlake, TX 76092
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tanya Valency(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel          Secretary
                                Director

---------------------------------------------------------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) 498 Seventh Avenue, New York, NY 10018
(3) 350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
County of Arapahoe and State of Colorado on the 11th day of February, 2003.

                                    Oppenheimer Variable Account Funds

                                    By:  /s/ John V. Murphy*

                                ---------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                          Title                      Date
----------                          -----                      ----

/s/ James C. Swain*

-----------------------      Chairman  Trustee            February 11, 2003
James C. Swain

/s/ John V. Murphy*          President, Principal         February 11, 2003
------------------------     Executive Officer
John V. Murphy               and Trustee

/s/ Brian W. Wixted*         Treasurer and Principal      February 11, 2003
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ William L. Armstrong*    Trustee                      February 11, 2003

-------------------------------
William L. Armstrong

/s/ Robert G. Avis*          Trustee                      February 11, 2003

----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                      February 11, 2003

----------------------
George Bowen

/s/ Edward Cameron*          Trustee                      February 11, 2003

------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                      February 11, 2003

--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                      February 11, 2003

----------------------
Sam Freedman

/s/ Beverly L. Hamilton*

---------------------------- Trustee                      February 11, 2003
Beverly L. Hamilton

/s/ Robert J. Malone*

--------------------------   Trustee                      February 11, 2003
Robert J. Malone

/s/ F. William Marshall, Jr.*Trustee                      February 11, 2003

--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                      OPPENHEIMER VARIABLE ACCOUNT FUNDS

                       Post-Effective Amendment No. 40

                           Registration No. 2-93177

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

23 (a)(i)   Form of Amendment No. 1 dated 02/24/03 to the Amended and
            Restated Declaration of Trust, dated 08/27/02.

23 (c) (xxii)     Oppenheimer Global Securities Fund/VA Class 3 specimen
            share certificate.